UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report April 30, 2025

Nuveen Dividend Value Fund
Class A Shares/FFEIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$46	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,944,205,300

Total number of portfolio holdings	73

Portfolio turnover (%)	46%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678887_SAR_0425 4476581

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Dividend Value Fund
Class C Shares/FFECX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$83	1.70%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,944,205,300

Total number of portfolio holdings	73

Portfolio turnover (%)	46%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678317_SAR_0425 4476581

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Dividend Value Fund
Class R6 Shares/FFEFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.60%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,944,205,300

Total number of portfolio holdings	73

Portfolio turnover (%)	46%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690130_SAR_0425 4476581

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Dividend Value Fund
Class I Shares/FAQIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.70%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,944,205,300

Total number of portfolio holdings	73

Portfolio turnover (%)	46%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678879_SAR_0425 4476581

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Select Fund
Class A Shares/FLRAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$49	1.01%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$40,156,546

Total number of portfolio holdings	62

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690296_SAR_0425 4476590

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Select Fund
Class C Shares/FLYCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$85	1.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$40,156,546

Total number of portfolio holdings	62

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690312_SAR_0425 4476590

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Select Fund
Class I Shares/FLRYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$40,156,546

Total number of portfolio holdings	62

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690338_SAR_0425 4476590

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value 1 Fund
Class A Shares/FASEX
(Effective July 1, 2025, the Fund will be renamed “Nuveen Mid Cap Value Opportunities Fund.”)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$55	1.13%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$374,006,339

Total number of portfolio holdings	71

Portfolio turnover (%)	10%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678853_SAR_0425 4476627

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value 1 Fund
Class C Shares/FACSX
(Effective July 1, 2025, the Fund will be renamed “Nuveen Mid Cap Value Opportunities Fund.”)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$91	1.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$374,006,339

Total number of portfolio holdings	71

Portfolio turnover (%)	10%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678333_SAR_0425 4476627

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value 1 Fund
Class R6 Shares/FMVQX
(Effective July 1, 2025, the Fund will be renamed “Nuveen Mid Cap Value Opportunities Fund.”)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$35	0.72%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$374,006,339

Total number of portfolio holdings	71

Portfolio turnover (%)	10%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693555_SAR_0425 4476627

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value 1 Fund
Class I Shares/FSEIX
(Effective July 1, 2025, the Fund will be renamed “Nuveen Mid Cap Value Opportunities Fund.”)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$43	0.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$374,006,339

Total number of portfolio holdings	71

Portfolio turnover (%)	10%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678663_SAR_0425 4476627

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Growth Opportunities Fund
Class A Shares/FRMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$57	1.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$208,483,255

Total number of portfolio holdings	80

Portfolio turnover (%)	37%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690767_SAR_0425 4476828

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Growth Opportunities Fund
Class R6 Shares/FMPFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$38	0.79%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$208,483,255

Total number of portfolio holdings	80

Portfolio turnover (%)	37%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693845_SAR_0425 4476828

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Growth Opportunities Fund
Class I Shares/FIMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$208,483,255

Total number of portfolio holdings	80

Portfolio turnover (%)	37%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690817_SAR_0425 4476828

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Select Fund
Class A Shares/EMGRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$57	1.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$143,732,262

Total number of portfolio holdings	80

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690833_SAR_0425 4476931

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Select Fund
Class R6 Shares/ASEFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$39	0.81%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$143,732,262

Total number of portfolio holdings	80

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693563_SAR_0425 4476931

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Select Fund
Class I Shares/ARSTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$45	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$143,732,262

Total number of portfolio holdings	80

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690874_SAR_0425 4476931

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Value Fund
Class A Shares/FSCAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$58	1.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$250,177,708

Total number of portfolio holdings	83

Portfolio turnover (%)	8%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678309_SAR_0425 4477119

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Value Fund
Class C Shares/FSCVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$93	1.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$250,177,708

Total number of portfolio holdings	83

Portfolio turnover (%)	8%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678341_SAR_0425 4477119

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Value Fund
Class R6 Shares/FSCWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$37	0.77%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$250,177,708

Total number of portfolio holdings	83

Portfolio turnover (%)	8%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693837_SAR_0425 4477119

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Value Fund
Class I Shares/FSCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$250,177,708

Total number of portfolio holdings	83

Portfolio turnover (%)	8%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678200_SAR_0425 4477119

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small/Mid Cap Growth Opportunities Fund
(Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class A Shares/FRSLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$54	1.13%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$154,957,178

Total number of portfolio holdings	84

Portfolio turnover (%)	72%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690718_AR_1024 4476606

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small/Mid Cap Growth Opportunities Fund
(Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class R6 Shares/FMEFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$38	0.79%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$154,957,178

Total number of portfolio holdings	84

Portfolio turnover (%)	72%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690114_SAR_0425 4476606

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small/Mid Cap Growth Opportunities Fund
(Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class I Shares/FISGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$42	0.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$154,957,178

Total number of portfolio holdings	84

Portfolio turnover (%)	72%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690759_SAR_0425 4476606

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments April 30, 2025

Dividend Value

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 99.4%
		COMMON STOCKS - 99.4%
		BANKS - 6.5%
885,669		Bank of America Corp	$35,320,480
1,073,434		Citigroup Inc	73,401,417
1,168,769		Wells Fargo & Co	82,994,286

		TOTAL BANKS	191,716,183

		CAPITAL GOODS - 13.5%
227,148		Dover Corp	38,762,806
163,487		Eaton Corp PLC	48,125,668
379,402		Emerson Electric Co	39,878,944
180,291		ITT Inc	24,703,473
544,205		Johnson Controls International plc	45,658,800
565,696		nVent Electric PLC	31,062,367
76,166		Parker-Hannifin Corp	46,085,000
275,134		Regal Rexnord Corp	29,120,183
65,065		Trane Technologies PLC	24,940,065
261,113		Vertiv Holdings Co, Class A	22,293,828
251,018		Westinghouse Air Brake Technologies Corp	46,373,065

		TOTAL CAPITAL GOODS	397,004,199

		COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
195,635		Waste Management Inc	45,653,384

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	45,653,384

		CONSUMER SERVICES - 2.7%
222,353		Expedia Group Inc	34,893,856
1,225,376		Las Vegas Sands Corp	44,934,538

		TOTAL CONSUMER SERVICES	79,828,394

		ENERGY - 4.1%
449,168		ConocoPhillips	40,029,852
2,741,253		Permian Resources Corp	32,346,785
744,662		Shell PLC, ADR	48,015,806

		TOTAL ENERGY	120,392,443

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.4%
417,722		Crown Castle Inc	44,178,279
185,553		EastGroup Properties Inc	30,323,071
184,506		Extra Space Storage Inc	27,033,819
517,435		Prologis Inc	52,881,857
222,706		Simon Property Group Inc	35,049,470
489,414		Ventas Inc	34,298,133
1,670,124		VICI Properties Inc	53,477,371

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	277,242,000

		FINANCIAL SERVICES - 8.7%
296,620		Capital One Financial Corp	53,468,721
606,514		Fidelity National Information Services Inc	47,841,824
175,846		Intercontinental Exchange Inc	29,536,853
341,785		KKR & Co Inc	39,055,772
77,340		Mastercard Inc, Class A	42,386,960
861,247		Synchrony Financial	44,741,782

		TOTAL FINANCIAL SERVICES	257,031,912

		FOOD, BEVERAGE & TOBACCO - 5.1%
1,296,087		Keurig Dr Pepper Inc	44,831,649
607,775		Philip Morris International Inc	104,148,324

		TOTAL FOOD, BEVERAGE & TOBACCO	148,979,973

		HEALTH CARE EQUIPMENT & SERVICES - 15.6%
497,167		Abbott Laboratories	65,004,586
205,225		Becton Dickinson & Co	42,500,045
340,469	(a)	Boston Scientific Corp	35,024,046
606,286	(a)	Centene Corp	36,286,217
210,400		Cigna Group/The	71,544,416
104,621		Elevance Health Inc	44,001,500

4	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		HEALTH CARE EQUIPMENT & SERVICES (continued)
298,736	(a)	Tenet Healthcare Corp	$42,704,311
175,553		UnitedHealth Group Inc	72,229,527
482,301		Zimmer Biomet Holdings Inc	49,701,118

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	458,995,766

		INSURANCE - 5.8%
157,017		Allstate Corp/The	31,150,603
110,281		Aon PLC, Class A	39,126,596
904,661		Fidelity National Financial Inc	57,943,537
139,304		Willis Towers Watson PLC	42,877,771

		TOTAL INSURANCE	171,098,507

		MATERIALS - 1.5%
449,204		DuPont de Nemours Inc	29,642,972
339,804		Smurfit WestRock PLC	14,278,564

		TOTAL MATERIALS	43,921,536

		MEDIA & ENTERTAINMENT - 2.0%
192,800		Alphabet Inc, Class C	31,019,592
52,235		Meta Platforms Inc	28,677,015

		TOTAL MEDIA & ENTERTAINMENT	59,696,607

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
224,453		Danaher Corp	44,740,216
2,368,145	(a)	Elanco Animal Health Inc	22,450,015
182,360		Novo Nordisk A/S, Sponsored ADR	12,117,822

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	79,308,053

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
114,298		Applied Materials Inc	17,225,852
195,538		Broadcom Inc	37,635,199
513,504		Intel Corp	10,321,430
148,900		Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	24,820,141

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	90,002,622

		SOFTWARE & SERVICES - 5.5%
1,785,807		Gen Digital Inc	46,198,827
143,482		Microsoft Corp	56,712,695
64,363		Roper Technologies Inc	36,048,429
86,428		Salesforce Inc	23,224,068

		TOTAL SOFTWARE & SERVICES	162,184,019

		TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
353,634		TD SYNNEX Corp	39,182,647

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	39,182,647

		TELECOMMUNICATION SERVICES - 2.6%
2,714,051		AT&T Inc	75,179,213

		TOTAL TELECOMMUNICATION SERVICES	75,179,213

		UTILITIES - 7.8%
778,240		Alliant Energy Corp	47,503,770
273,992		CMS Energy Corp	20,179,511
319,431		Duke Energy Corp	38,976,971
586,124		FirstEnergy Corp	25,132,997
873,233		NextEra Energy Inc	58,401,823
429,170		Southern Co/The	39,436,431

		TOTAL UTILITIES	229,631,503

		TOTAL COMMON STOCKS (Cost $2,587,542,523)	2,927,048,961

		TOTAL LONG-TERM INVESTMENTS (Cost $2,587,542,523)	2,927,048,961

See Notes to Financial Statements	5

Portfolio of Investments April 30, 2025 (continued)

Dividend Value

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 0.1%
		REPURCHASE AGREEMENTS - 0.1%
$ 3,275,000	(b)	Fixed Income Clearing Corporation	4.320%	05/01/25	$3,275,000
432,154	(c)	Fixed Income Clearing Corporation	1.360	05/01/25	432,154

		TOTAL REPURCHASE AGREEMENTS (Cost $3,707,154)			3,707,154

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,707,154)			3,707,154

		TOTAL INVESTMENTS - 99.5% (Cost $2,591,249,677)			2,930,756,115

		OTHER ASSETS & LIABILITIES, NET - 0.5%			13,449,185

		NET ASSETS - 100%			$2,944,205,300

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $3,275,393 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $3,340,680.
(c)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $432,170 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $440,860.

6	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Large Cap Select

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 100.0%
		COMMON STOCKS - 100.0%
		BANKS - 1.4%
8,412		Citigroup Inc	$575,213

		TOTAL BANKS	575,213

		CAPITAL GOODS - 10.2%
2,459		Dover Corp	419,628
1,762		Eaton Corp PLC	518,680
3,197		Emerson Electric Co	336,037
6,100		Johnson Controls International plc	511,790
5,389		nVent Electric PLC	295,910
819		Parker-Hannifin Corp	495,544
2,690		Regal Rexnord Corp	284,710
753		Trane Technologies PLC	288,632
4,743		Vertiv Holdings Co, Class A	404,957
2,952		Westinghouse Air Brake Technologies Corp	545,353

		TOTAL CAPITAL GOODS	4,101,241

		COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
3,046		Waste Management Inc	710,814

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	710,814

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
10,318	(a)	Amazon.com Inc	1,902,846

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	1,902,846

		CONSUMER SERVICES - 2.5%
2,491		Expedia Group Inc	390,913
16,584		Las Vegas Sands Corp	608,135

		TOTAL CONSUMER SERVICES	999,048

		ENERGY - 1.9%
31,424		Permian Resources Corp	370,803
5,729		Shell PLC, ADR	369,406

		TOTAL ENERGY	740,209

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
5,727		Prologis Inc	585,299

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	585,299

		FINANCIAL SERVICES - 9.9%
3,637		Capital One Financial Corp	655,606
6,511		Fidelity National Information Services Inc	513,588
2,684	(a)	Fiserv Inc	495,386
3,024		Intercontinental Exchange Inc	507,941
3,961		KKR & Co Inc	452,623
1,753		Mastercard Inc, Class A	960,749
7,563		Synchrony Financial	392,898

		TOTAL FINANCIAL SERVICES	3,978,791

		FOOD, BEVERAGE & TOBACCO - 3.4%
16,008		Keurig Dr Pepper Inc	553,717
4,814		Philip Morris International Inc	824,927

		TOTAL FOOD, BEVERAGE & TOBACCO	1,378,644

		HEALTH CARE EQUIPMENT & SERVICES - 12.6%
4,922		Abbott Laboratories	643,552
1,741		Becton Dickinson & Co	360,544
4,693	(a)	Boston Scientific Corp	482,769
7,679	(a)	Centene Corp	459,588
2,704		Cigna Group/The	919,468
1,100		Elevance Health Inc	462,638
3,476	(a)	Tenet Healthcare Corp	496,894
1,559		UnitedHealth Group Inc	641,435
5,580		Zimmer Biomet Holdings Inc	575,019

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,041,907

See Notes to Financial Statements	7

Portfolio of Investments April 30, 2025 (continued)

Large Cap Select

SHARES		DESCRIPTION			VALUE
		INSURANCE - 4.4%
1,434		Aon PLC, Class A			$508,769
9,385		Fidelity National Financial Inc			601,109
2,953		Marsh & McLennan Cos Inc			665,813

		TOTAL INSURANCE			1,775,691

		MEDIA & ENTERTAINMENT - 8.0%
10,907		Alphabet Inc, Class C			1,754,827
1,887		Meta Platforms Inc			1,035,963
358	(a)	Netflix Inc			405,156

		TOTAL MEDIA & ENTERTAINMENT			3,195,946

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.8%
2,526		Danaher Corp			503,508
43,560	(a)	Elanco Animal Health Inc			412,949
3,332		Novo Nordisk A/S, Sponsored ADR			221,411

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,137,868

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.4%
7,292		Broadcom Inc			1,403,492
8,141		Intel Corp			163,634
20,735		NVIDIA Corp			2,258,456
2,067		Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR			344,548

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,170,130

		SOFTWARE & SERVICES - 13.4%
17,079		Gen Digital Inc			441,834
8,380		Microsoft Corp			3,312,279
1,159		Roper Technologies Inc			649,133
2,136		Salesforce Inc			573,964
426	(a)	ServiceNow Inc			406,834

		TOTAL SOFTWARE & SERVICES			5,384,044

		TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
9,199		Apple Inc			1,954,787
4,162		TD SYNNEX Corp			461,150

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,415,937

		TELECOMMUNICATION SERVICES - 1.5%
22,165		AT&T Inc			613,970

		TOTAL TELECOMMUNICATION SERVICES			613,970

		UTILITIES - 3.6%
6,671		Alliant Energy Corp			407,198
4,802		CMS Energy Corp			353,667
6,434		NextEra Energy Inc			430,306
2,662		Southern Co/The			244,611

		TOTAL UTILITIES			1,435,782

		TOTAL COMMON STOCKS (Cost $31,491,068)			40,143,380

		TOTAL LONG-TERM INVESTMENTS (Cost $31,491,068)			40,143,380

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 0.0%
		REPURCHASE AGREEMENTS - 0.0%
$ 25,000	(b)	Fixed Income Clearing Corporation	4.320%	05/01/25	25,000

		TOTAL REPURCHASE AGREEMENTS (Cost $25,000)			25,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $25,000)			25,000

		TOTAL INVESTMENTS - 100.0% (Cost $31,516,068)			40,168,380

		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(11,834)

		NET ASSETS - 100%			$40,156,546

ADR	American Depositary Receipt

8	See Notes to Financial Statements

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $25,003 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 8/15/39, valued at $25,645.

See Notes to Financial Statements	9

Portfolio of Investments April 30, 2025

Mid Cap Value 1

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 99.8%
		COMMON STOCKS - 99.8%
		BANKS - 4.5%
72,747		East West Bancorp Inc	$6,223,506
195,663		Fifth Third Bancorp	7,032,128
21,378		M&T Bank Corp	3,629,129

		TOTAL BANKS	16,884,763

		CAPITAL GOODS - 15.9%
16,670		Carlisle Cos Inc	6,325,932
106,580		Carrier Global Corp	6,665,513
44,820		Crane Co	7,215,124
22,746		Dover Corp	3,881,605
17,232		Hubbell Inc	6,258,318
37,021		L3Harris Technologies Inc	8,145,360
101,782		nVent Electric PLC	5,588,850
44,640		Owens Corning	6,491,102
4,788		Parker-Hannifin Corp	2,897,027
36,171		WESCO International Inc	5,894,426

		TOTAL CAPITAL GOODS	59,363,257

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
23,909	(a)	AutoNation Inc	4,163,752

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	4,163,752

		CONSUMER DURABLES & APPAREL - 4.4%
61,681		Brunswick Corp/DE	2,840,410
39,590		DR Horton Inc	5,001,801
23,021		Ralph Lauren Corp	5,178,574
44,580		Whirlpool Corp	3,400,562

		TOTAL CONSUMER DURABLES & APPAREL	16,421,347

		CONSUMER SERVICES - 2.5%
21,249		Darden Restaurants Inc	4,263,400
119,281		Travel + Leisure Co	5,240,014

		TOTAL CONSUMER SERVICES	9,503,414

		ENERGY - 5.1%
96,821		Baker Hughes Co	3,427,463
36,973		Diamondback Energy Inc	4,880,806
345,598		Permian Resources Corp	4,078,057
112,005		Williams Cos Inc/The	6,560,133

		TOTAL ENERGY	18,946,459

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.1%
360,097		Apple Hospitality REIT Inc	4,238,342
22,148		AvalonBay Communities Inc	4,650,637
47,199		Digital Realty Trust Inc	7,577,327
119,128		Invitation Homes Inc	4,072,986
64,399		Regency Centers Corp	4,648,320
143,758		STAG Industrial Inc	4,748,327
95,489		Ventas Inc	6,691,869
188,122		Weyerhaeuser Co	4,874,241

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	41,502,049

		FINANCIAL SERVICES - 6.8%
114,316		Jefferies Financial Group Inc	5,341,987
133,488		OneMain Holdings Inc	6,283,280
205,265		Radian Group Inc	6,556,164
52,032		Raymond James Financial Inc	7,130,465

		TOTAL FINANCIAL SERVICES	25,311,896

		FOOD, BEVERAGE & TOBACCO - 2.2%
136,527		Primo Brands Corp	4,460,337
102,881		The Campbell’s Company	3,751,041

		TOTAL FOOD, BEVERAGE & TOBACCO	8,211,378

10	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		HEALTH CARE EQUIPMENT & SERVICES - 2.0%
12,911		Humana Inc	$3,385,781
123,713	(a)	Option Care Health Inc	3,997,167

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,382,948

		INSURANCE - 6.7%
29,151		Allstate Corp/The	5,783,267
88,378		Arch Capital Group Ltd	8,014,117
18,245		Everest Group Ltd	6,546,854
25,152		Reinsurance Group of America Inc	4,711,221

		TOTAL INSURANCE	25,055,459

		MATERIALS - 6.1%
91,376		DuPont de Nemours Inc	6,029,902
42,135		Nucor Corp	5,029,655
22,802		Reliance Inc	6,572,221
54,010		Westlake Corp	4,992,144

		TOTAL MATERIALS	22,623,922

		MEDIA & ENTERTAINMENT - 2.3%
36,715	(a)	Take-Two Interactive Software Inc	8,566,344

		TOTAL MEDIA & ENTERTAINMENT	8,566,344

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
66,941	(a)	BioMarin Pharmaceutical Inc	4,263,472
492,180	(a)	Elanco Animal Health Inc	4,665,866
161,921	(a)	Exelixis Inc	6,339,207
43,526	(a)	Jazz Pharmaceuticals PLC	5,090,801
17,805	(a)	United Therapeutics Corp	5,396,518

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	25,755,864

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
58,513		Marvell Technology Inc	3,415,404
41,262		Microchip Technology Inc	1,901,353

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,316,757

		SOFTWARE & SERVICES - 4.3%
29,345	(a)	Check Point Software Technologies Ltd	6,442,988
186,624		Gen Digital Inc	4,827,963
17,060	(a)	VeriSign Inc	4,812,967

		TOTAL SOFTWARE & SERVICES	16,083,918

		TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
89,569	(a)	Ciena Corp	6,015,454
82,945		Crane NXT Co	3,891,779
275,673		Hewlett Packard Enterprise Co	4,471,416
60,526		TD SYNNEX Corp	6,706,281

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	21,084,930

		TRANSPORTATION - 1.1%
52,033		TFI International Inc	4,231,844

		TOTAL TRANSPORTATION	4,231,844

		UTILITIES - 9.8%
127,374		Alliant Energy Corp	7,774,909
74,214		Ameren Corp	7,364,997
71,948		American Electric Power Co Inc	7,794,846
70,209		CMS Energy Corp	5,170,893
31,631		Eversource Energy	1,881,412
157,319		FirstEnergy Corp	6,745,839

		TOTAL UTILITIES	36,732,896

		TOTAL COMMON STOCKS (Cost $292,625,132)	373,143,197

		TOTAL LONG-TERM INVESTMENTS (Cost $292,625,132)	373,143,197

See Notes to Financial Statements	11

Portfolio of Investments April 30, 2025 (continued)

Mid Cap Value 1

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 0.3%
		REPURCHASE AGREEMENTS - 0.3%
$ 1,375,000	(b)	Fixed Income Clearing Corporation	4.320%	05/01/25	$1,375,000

		TOTAL REPURCHASE AGREEMENTS (Cost $1,375,000)			1,375,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,375,000)			1,375,000

		TOTAL INVESTMENTS - 100.1% (Cost $294,000,132)			374,518,197

		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(511,858)

		NET ASSETS - 100%			$374,006,339

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $1,375,165 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $1,402,677.

12	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Small Cap Growth Opportunities

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 100.6%
		COMMON STOCKS - 100.6%
		AUTOMOBILES & COMPONENTS - 1.4%
36,442		Patrick Industries Inc	$2,805,305

		TOTAL AUTOMOBILES & COMPONENTS	2,805,305

		BANKS - 2.3%
35,852		Ameris Bancorp	2,100,927
34,675		Preferred Bank/Los Angeles CA	2,769,146

		TOTAL BANKS	4,870,073

		CAPITAL GOODS - 16.6%
26,155		AAON Inc	2,387,167
25,318	(a)	AeroVironment Inc	3,836,183
20,209		Applied Industrial Technologies Inc	4,916,446
51,070	(a)	AZEK Co Inc/The	2,531,029
31,251		AZZ Inc	2,711,337
20,480	(a)	Chart Industries Inc	2,764,390
23,218		ESCO Technologies Inc	3,632,456
18,081		FTAI Aviation Ltd	1,936,656
85,274	(a)	Kratos Defense & Security Solutions Inc	2,880,982
28,665	(a)	SPX Technologies Inc	3,845,410
94,879		Zurn Elkay Water Solutions Corp	3,222,091

		TOTAL CAPITAL GOODS	34,664,147

		COMMERCIAL & PROFESSIONAL SERVICES - 7.9%
155,408	(a)	ACV Auctions Inc, Class A	2,282,943
37,906	(a)	Casella Waste Systems Inc, Class A	4,452,060
44,248	(a)	CBIZ Inc	3,013,289
83,572	(a)	ExlService Holdings Inc	4,051,570
19,154	(a)	Huron Consulting Group Inc	2,581,768

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,381,630

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
28,794	(a)	Boot Barn Holdings Inc	3,004,366
29,048	(a)	Ollie’s Bargain Outlet Holdings Inc	3,082,283

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	6,086,649

		CONSUMER DURABLES & APPAREL - 1.0%
68,953	(a)	Tri Pointe Homes Inc	2,120,305

		TOTAL CONSUMER DURABLES & APPAREL	2,120,305

		CONSUMER SERVICES - 4.4%
24,953	(a)	Planet Fitness Inc	2,360,304
82,709		Red Rock Resorts Inc, Class A	3,531,675
12,216		Wingstop Inc	3,223,680

		TOTAL CONSUMER SERVICES	9,115,659

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
23,491	(a)	Sprouts Farmers Market Inc	4,016,961

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	4,016,961

		ENERGY - 2.3%
58,461		Matador Resources Co	2,311,548
104,649		Northern Oil & Gas Inc	2,542,971

		TOTAL ENERGY	4,854,519

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
47,964		CareTrust REIT Inc	1,403,906
19,591		EastGroup Properties Inc	3,201,561

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	4,605,467

		FINANCIAL SERVICES - 3.9%
15,699		Evercore Inc, Class A	3,222,847
37,053		FirstCash Holdings Inc	4,963,620

		TOTAL FINANCIAL SERVICES	8,186,467

		FOOD, BEVERAGE & TOBACCO - 1.3%
80,819	(a)	Vital Farms Inc	2,767,242

		TOTAL FOOD, BEVERAGE & TOBACCO	2,767,242

See Notes to Financial Statements	13

Portfolio of Investments April 30, 2025 (continued)

Small Cap Growth Opportunities

SHARES		DESCRIPTION	VALUE
		HEALTH CARE EQUIPMENT & SERVICES - 15.5%
35,827	(a)	Addus HomeCare Corp	$3,745,713
259,187	(a)	Alphatec Holdings Inc	2,845,873
33,351		Encompass Health Corp	3,901,733
31,037		Ensign Group Inc/The	4,003,463
36,720	(a),(b)	Establishment Labs Holdings Inc	1,114,452
24,026	(a)	Glaukos Corp	2,264,451
56,338	(a)	HealthEquity Inc	4,829,293
37,005	(a)	Lantheus Holdings Inc	3,861,102
54,352	(a)	RadNet Inc	2,846,958
215,617	(a)	SI-BONE Inc	2,943,173

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,356,211

		HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
34,297	(a)	BellRing Brands Inc	2,645,670

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,645,670

		INSURANCE - 1.2%
16,603	(a)	Palomar Holdings Inc	2,407,767

		TOTAL INSURANCE	2,407,767

		MATERIALS - 3.9%
16,700		Carpenter Technology Corp	3,266,687
51,382		Commercial Metals Co	2,288,554
27,289	(a)	Knife River Corp	2,548,247

		TOTAL MATERIALS	8,103,488

		MEDIA & ENTERTAINMENT - 1.6%
275,438	(a)	Magnite Inc	3,274,958
591,081	(a),(c)	Videopropulsion Inc	5,911

		TOTAL MEDIA & ENTERTAINMENT	3,280,869

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
30,340	(a)	ANI Pharmaceuticals Inc	2,148,679
23,743	(a)	Axsome Therapeutics Inc	2,666,101
38,919	(a)	Biohaven Ltd	860,888
20,575	(a)	Blueprint Medicines Corp	1,841,463
39,136	(a)	Bridgebio Pharma Inc	1,501,257
45,115	(a)	Crinetics Pharmaceuticals Inc	1,506,390
34,289	(a)	Halozyme Therapeutics Inc	2,106,030
43,575	(a)	Insmed Inc	3,137,400
10,142	(a)	Krystal Biotech Inc	1,722,923
21,371	(a)	Mirum Pharmaceuticals Inc	928,570
31,905	(a)	Twist Bioscience Corp	1,222,600
19,857	(a)	Ultragenyx Pharmaceutical Inc	774,026

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	20,416,327

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
82,030	(a)	Credo Technology Group Holding Ltd	3,531,392
75,214	(a)	Semtech Corp	2,350,437

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,881,829

		SOFTWARE & SERVICES - 12.0%
29,992	(a)	Agilysys Inc	2,229,905
15,432	(a)	Commvault Systems Inc	2,579,150
134,286	(a)	Grid Dynamics Holdings Inc	1,901,490
62,573	(a)	JFrog Ltd	2,113,090
101,767	(a),(b)	MARA Holdings Inc	1,360,625
102,996	(a),(b)	nCino OpCo Inc	2,389,507
37,059	(a)	Q2 Holdings Inc	2,936,926
122,527	(a)	SentinelOne Inc, Class A	2,266,749
85,983	(a)	Varonis Systems Inc	3,683,512
45,662	(a)	Workiva Inc	3,436,979

		TOTAL SOFTWARE & SERVICES	24,897,933

14	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE
		TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
17,516		Badger Meter Inc			$3,867,883
27,080	(a)	Itron Inc			3,013,733
39,097	(a)	Lumentum Holdings Inc			2,308,287

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,189,903

		TOTAL COMMON STOCKS (Cost $178,038,650)			209,654,421

		TOTAL LONG-TERM INVESTMENTS (Cost $178,038,650)			209,654,421

SHARES		DESCRIPTION	RATE		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
3,251,214	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		3,251,214

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $3,251,214)			3,251,214

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 0.9%
		REPURCHASE AGREEMENTS - 0.9%
$129,381	(f)	Fixed Income Clearing Corporation	1.360	05/01/25	129,381
1,825,000	(g)	Fixed Income Clearing Corporation	4.320	05/01/25	1,825,000

		TOTAL REPURCHASE AGREEMENTS (Cost $1,954,381)			1,954,381

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,954,381)			1,954,381

		TOTAL INVESTMENTS - 103.1% (Cost $183,244,245)			214,860,016

		OTHER ASSETS & LIABILITIES, NET - (3.1)%			(6,376,761)

		NET ASSETS - 100%			$208,483,255

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,056,954.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $129,386 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $132,074.
(g)	Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $1,825,219 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $1,861,641.

See Notes to Financial Statements	15

Portfolio of Investments April 30, 2025

Small Cap Select

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 97.6%
		COMMON STOCKS - 97.6%
		AUTOMOBILES & COMPONENTS - 1.5%
27,348		Patrick Industries Inc	$2,105,249

		TOTAL AUTOMOBILES & COMPONENTS	2,105,249

		BANKS - 10.7%
18,404		Ameris Bancorp	1,078,474
44,291		Banner Corp	2,707,952
53,551		First Interstate BancSystem Inc, Class A	1,402,768
78,361		Home BancShares Inc/AR	2,174,518
23,794		Preferred Bank/Los Angeles CA	1,900,189
18,018		SouthState Corp	1,563,602
60,939		Veritex Holdings Inc	1,418,660
28,357		Wintrust Financial Corp	3,152,448

		TOTAL BANKS	15,398,611

		CAPITAL GOODS - 14.2%
13,152	(a)	AeroVironment Inc	1,992,791
9,910		Applied Industrial Technologies Inc	2,410,905
23,939		Arcosa Inc	1,916,796
65,004		Atmus Filtration Technologies Inc	2,253,689
13,121		Enpro Inc	1,960,277
17,571		ESCO Technologies Inc	2,748,983
74,417	(a)	Kratos Defense & Security Solutions Inc	2,514,178
17,424	(a)	SPX Technologies Inc	2,337,429
11,065		Watts Water Technologies Inc, Class A	2,298,754

		TOTAL CAPITAL GOODS	20,433,802

		COMMERCIAL & PROFESSIONAL SERVICES - 4.4%
21,939	(a)	Casella Waste Systems Inc, Class A	2,576,735
20,526		Maximus Inc	1,374,421
40,142	(a)	WNS Holdings Ltd	2,429,394

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,380,550

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.5%
19,931	(a)	Boot Barn Holdings Inc	2,079,601
24,771		Signet Jewelers Ltd	1,468,920

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	3,548,521

		CONSUMER DURABLES & APPAREL - 1.3%
61,549	(a)	Tri Pointe Homes Inc	1,892,632

		TOTAL CONSUMER DURABLES & APPAREL	1,892,632

		CONSUMER SERVICES - 2.9%
33,059		Boyd Gaming Corp	2,285,699
7,089		Wingstop Inc	1,870,716

		TOTAL CONSUMER SERVICES	4,156,415

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
58,974	(a)	Guardian Pharmacy Services Inc, Class A	1,476,709

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	1,476,709

		ENERGY - 3.1%
54,094		Matador Resources Co	2,138,877
92,927		Northern Oil & Gas Inc	2,258,126

		TOTAL ENERGY	4,397,003

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
62,463		CareTrust REIT Inc	1,828,292
12,925		EastGroup Properties Inc	2,112,204
61,912		STAG Industrial Inc	2,044,953

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	5,985,449

		FINANCIAL SERVICES - 6.7%
9,148		Evercore Inc, Class A	1,877,993
26,620		FirstCash Holdings Inc	3,566,016
144,085		Ladder Capital Corp	1,504,248
10,936		Piper Sandler Cos	2,636,888

		TOTAL FINANCIAL SERVICES	9,585,145

16	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		FOOD, BEVERAGE & TOBACCO - 1.7%
74,517		Primo Brands Corp	$2,434,470

		TOTAL FOOD, BEVERAGE & TOBACCO	2,434,470

		HEALTH CARE EQUIPMENT & SERVICES - 11.5%
48,236	(a)	Acadia Healthcare Co Inc	1,128,722
148,808	(a)	Alphatec Holdings Inc	1,633,912
46,050	(a)	Castle Biosciences Inc	923,303
21,202		Encompass Health Corp	2,480,422
26,886	(a),(b)	Establishment Labs Holdings Inc	815,990
12,704	(a)	Glaukos Corp	1,197,352
32,201	(a)	HealthEquity Inc	2,760,270
27,844	(a)	Merit Medical Systems Inc	2,629,866
29,292	(a)	RadNet Inc	1,534,315
105,013	(a)	SI-BONE Inc	1,433,427

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	16,537,579

		HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
21,920	(a)	BellRing Brands Inc	1,690,909

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,690,909

		INSURANCE - 1.0%
5,260		Primerica Inc	1,378,488

		TOTAL INSURANCE	1,378,488

		MATERIALS - 3.5%
45,896		Avient Corp	1,528,796
42,532		Commercial Metals Co	1,894,375
17,182	(a)	Knife River Corp	1,604,455

		TOTAL MATERIALS	5,027,626

		MEDIA & ENTERTAINMENT - 2.2%
147,525	(a)	Magnite Inc	1,754,072
48,972	(a)	Ziff Davis Inc	1,446,143

		TOTAL MEDIA & ENTERTAINMENT	3,200,215

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
21,397	(a)	ANI Pharmaceuticals Inc	1,515,336
10,977	(a)	Axsome Therapeutics Inc	1,232,607
19,477	(a)	Biohaven Ltd	430,831
5,668	(a)	Blueprint Medicines Corp	507,286
21,817	(a)	Crinetics Pharmaceuticals Inc	728,470
22,126	(a)	Halozyme Therapeutics Inc	1,358,979
15,557	(a)	Insmed Inc	1,120,104
6,644	(a)	Krystal Biotech Inc	1,128,683
11,590	(a)	Ultragenyx Pharmaceutical Inc	451,778

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,474,074

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
71,776	(a)	Ichor Holdings Ltd	1,419,729
56,649	(a)	Semtech Corp	1,770,281

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,190,010

		SOFTWARE & SERVICES - 6.4%
12,344	(a)	Commvault Systems Inc	2,063,053
102,845	(a)	Grid Dynamics Holdings Inc	1,456,285
27,378	(a)	Q2 Holdings Inc	2,169,706
85,912	(a)	SentinelOne Inc, Class A	1,589,372
25,782	(a)	Workiva Inc	1,940,611

		TOTAL SOFTWARE & SERVICES	9,219,027

		TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
23,442	(a)	Itron Inc	2,608,860
25,625	(a)	Lumentum Holdings Inc	1,512,900
30,861	(a)	PAR Technology Corp	1,802,283

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,924,043

		TRANSPORTATION - 2.2%
22,027		ArcBest Corp	1,289,020
20,299	(a)	Kirby Corp	1,956,215

		TOTAL TRANSPORTATION	3,245,235

See Notes to Financial Statements	17

Portfolio of Investments April 30, 2025 (continued)

Small Cap Select

SHARES		DESCRIPTION			VALUE
		UTILITIES - 3.2%
35,694		Black Hills Corp			$2,173,765
31,917		Spire Inc			2,442,927

		TOTAL UTILITIES			4,616,692

		TOTAL COMMON STOCKS (Cost $124,265,946)			140,298,454

		TOTAL LONG-TERM INVESTMENTS (Cost $124,265,946)			140,298,454

SHARES		DESCRIPTION	RATE		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
828,730	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(d)		828,730

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $828,730)			828,730

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.2%
		REPURCHASE AGREEMENTS - 1.2%
$108,551	(e)	Fixed Income Clearing Corporation	1.360	05/01/25	108,551
1,650,000	(f)	Fixed Income Clearing Corporation	4.320	05/01/25	1,650,000

		TOTAL REPURCHASE AGREEMENTS (Cost $1,758,551)			1,758,551

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,758,551)			1,758,551

		TOTAL INVESTMENTS - 99.4% (Cost $126,853,227)			142,885,735

		OTHER ASSETS & LIABILITIES, NET - 0.6%			846,527

		NET ASSETS - 100%			$143,732,262

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $807,826.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $108,555 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $110,727.
(f)	Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $1,650,198 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 8/15/39, valued at $1,683,041.

18	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Small Cap Value

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 99.4%
		COMMON STOCKS - 99.4%
		BANKS - 19.5%
87,352		Ameris Bancorp	$5,118,827
82,711		Banner Corp	5,056,951
86,510		Cathay General Bancorp	3,606,602
177,661		ConnectOne Bancorp Inc	4,002,702
97,746		First Interstate BancSystem Inc, Class A	2,560,457
125,697		First Merchants Corp	4,479,841
239,440		OceanFirst Financial Corp	3,965,126
166,184		Old Second Bancorp Inc	2,624,045
48,590		Pinnacle Financial Partners Inc	4,870,662
56,114		Preferred Bank/Los Angeles CA	4,481,264
43,827		UMB Financial Corp	4,144,719
35,097		Wintrust Financial Corp	3,901,734

		TOTAL BANKS	48,812,930

		CAPITAL GOODS - 8.9%
13,114		Boise Cascade Co	1,223,274
41,719		EnerSys	3,612,865
27,847		ESCO Technologies Inc	4,356,663
405,942	(a)	Hillman Solutions Corp	2,837,535
206,511	(a)	Resideo Technologies Inc	3,465,255
316,176	(a)	Stratasys Ltd	2,984,701
23,927		WESCO International Inc	3,899,144

		TOTAL CAPITAL GOODS	22,379,437

		COMMERCIAL & PROFESSIONAL SERVICES - 5.1%
164,137		Deluxe Corp	2,396,400
51,881		Korn Ferry	3,201,058
73,104	(a)	Willdan Group Inc	2,865,677
69,251	(a)	WNS Holdings Ltd	4,191,070

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,654,205

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.6%
9,917		Group 1 Automotive Inc	4,002,799

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	4,002,799

		CONSUMER DURABLES & APPAREL - 4.0%
117,121		La-Z-Boy Inc	4,626,280
26,550	(a)	M/I Homes Inc	2,832,354
33,569		Whirlpool Corp	2,560,643

		TOTAL CONSUMER DURABLES & APPAREL	10,019,277

		CONSUMER SERVICES - 2.1%
37,595	(a)	Stride Inc	5,347,889

		TOTAL CONSUMER SERVICES	5,347,889

		ENERGY - 5.4%
63,002		Civitas Resources Inc	1,716,804
128,516	(a)	CNX Resources Corp	3,782,226
180,067		Magnolia Oil & Gas Corp, Class A	3,696,775
115,382		Northern Oil & Gas Inc	2,803,783
305,355	(a)	ProPetro Holding Corp	1,520,668

		TOTAL ENERGY	13,520,256

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.0%
186,406		Apple Hospitality REIT Inc	2,193,999
45,342		Centerspace	2,736,843
138,552		COPT Defense Properties	3,617,593
51,206		EPR Properties	2,534,185
97,321		Getty Realty Corp	2,724,015
438,414		LXP Industrial Trust	3,459,086
80,809		STAG Industrial Inc	2,669,121

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	19,934,842

See Notes to Financial Statements	19

Portfolio of Investments April 30, 2025 (continued)

Small Cap Value

SHARES		DESCRIPTION	VALUE
		FINANCIAL SERVICES - 6.9%
308,882		Ladder Capital Corp	$3,224,728
67,418		OneMain Holdings Inc	3,173,365
14,341		Piper Sandler Cos	3,457,902
127,942		Radian Group Inc	4,086,467
37,321		Stifel Financial Corp	3,198,037

		TOTAL FINANCIAL SERVICES	17,140,499

		FOOD, BEVERAGE & TOBACCO - 1.1%
85,024		Primo Brands Corp	2,777,734

		TOTAL FOOD, BEVERAGE & TOBACCO	2,777,734

		HEALTH CARE EQUIPMENT & SERVICES - 3.9%
38,851	(a)	Acadia Healthcare Co Inc	909,113
28,917		Encompass Health Corp	3,383,000
52,491	(a)	Enovis Corp	1,815,664
115,638	(a)	Option Care Health Inc	3,736,264

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	9,844,041

		INSURANCE - 6.4%
242,196	(a)	Hamilton Insurance Group Ltd, Class B	4,480,626
75,514		Kemper Corp	4,464,388
13,867		Primerica Inc	3,634,125
54,146		Stewart Information Services Corp	3,545,480

		TOTAL INSURANCE	16,124,619

		MATERIALS - 5.2%
79,784		Commercial Metals Co	3,553,579
298,382	(a)	Ecovyst Inc	1,784,324
29,133	(a)	Knife River Corp	2,720,440
66,346		Minerals Technologies Inc	3,422,790
111,830	(a)	Titan America SA	1,479,511

		TOTAL MATERIALS	12,960,644

		MEDIA & ENTERTAINMENT - 1.6%
206,798	(a)	Magnite Inc	2,458,828
54,658	(a)	Ziff Davis Inc	1,614,051

		TOTAL MEDIA & ENTERTAINMENT	4,072,879

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
83,425	(a)	Alkermes PLC	2,400,137
77,422	(a)	Exelixis Inc	3,031,071
72,220	(a)	Immunovant Inc	1,166,353
10,684	(a)	Krystal Biotech Inc	1,814,998
38,786	(a)	Prestige Consumer Healthcare Inc	3,150,587

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,563,146

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
252,563		Kennedy-Wilson Holdings Inc	1,616,403

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	1,616,403

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
246,737	(a)	MaxLinear Inc	2,464,903
76,396	(a)	Veeco Instruments Inc	1,428,605

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,893,508

		SOFTWARE & SERVICES - 3.6%
19,800	(a)	Commvault Systems Inc	3,309,174
87,033		OneSpan Inc	1,294,181
35,690	(a)	Q2 Holdings Inc	2,828,432
87,975	(a)	Verint Systems Inc	1,551,879

		TOTAL SOFTWARE & SERVICES	8,983,666

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
63,732		Crane NXT Co	2,990,305
176,072	(a)	Harmonic Inc	1,581,127
19,649	(a)	Plexus Corp	2,405,627

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,977,059

		TRANSPORTATION - 0.9%
105,464		Schneider National Inc, Class B	2,266,421

		TOTAL TRANSPORTATION	2,266,421

20	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE
		UTILITIES - 5.5%
63,494		Black Hills Corp			$3,866,785
30,993		ONE Gas Inc			2,433,260
48,364		Otter Tail Corp			3,839,134
48,496		Spire Inc			3,711,884

		TOTAL UTILITIES			13,851,063

		TOTAL COMMON STOCKS (Cost $205,116,757)			248,743,317

		TOTAL LONG-TERM INVESTMENTS (Cost $205,116,757)			248,743,317

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 0.7%
		REPURCHASE AGREEMENTS - 0.7%
$1,675,000	(b)	Fixed Income Clearing Corporation	4.320%	05/01/25	1,675,000
102,185	(c)	Fixed Income Clearing Corporation	1.360	05/01/25	102,185

		TOTAL REPURCHASE AGREEMENTS (Cost $1,777,185)			1,777,185

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,777,185)			1,777,185

		TOTAL INVESTMENTS - 100.1% (Cost $206,893,942)			250,520,502

		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(342,794)

		NET ASSETS - 100%			$250,177,708

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $1,675,201 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 8/15/39, valued at $1,708,686.
(c)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $102,189 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $104,400.

See Notes to Financial Statements	21

Portfolio of Investments April 30, 2025

Small/Mid Cap Growth Opportunities

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 98.8%
		COMMON STOCKS - 98.8%
		AUTOMOBILES & COMPONENTS - 0.9%
18,560		Patrick Industries Inc	$1,428,749

		TOTAL AUTOMOBILES & COMPONENTS	1,428,749

		BANKS - 1.1%
16,816		Pinnacle Financial Partners Inc	1,685,636

		TOTAL BANKS	1,685,636

		CAPITAL GOODS - 13.6%
27,765		AAON Inc	2,534,112
13,571	(a)	AeroVironment Inc	2,056,278
12,940		Applied Industrial Technologies Inc	3,148,043
3,272	(a)	Axon Enterprise Inc	2,006,718
38,059	(a)	AZEK Co Inc/The	1,886,204
12,676	(a)	Chart Industries Inc	1,711,006
14,423		ESCO Technologies Inc	2,256,478
9,201		FTAI Aviation Ltd	985,519
10,316		HEICO Corp, Class A	2,072,794
18,464	(a)	SPX Technologies Inc	2,476,946

		TOTAL CAPITAL GOODS	21,134,098

		COMMERCIAL & PROFESSIONAL SERVICES - 5.4%
114,460	(a)	ACV Auctions Inc, Class A	1,681,417
26,589	(a)	CBIZ Inc	1,810,711
54,494	(a)	ExlService Holdings Inc	2,641,869
45,175		GFL Environmental Inc	2,254,233

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,388,230

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
18,728	(a)	Boot Barn Holdings Inc	1,954,079
9,840		Dick’s Sporting Goods Inc	1,847,362
16,269	(a)	Ollie’s Bargain Outlet Holdings Inc	1,726,304

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	5,527,745

		CONSUMER DURABLES & APPAREL - 1.6%
40,275	(b)	Somnigroup International Inc	2,459,191

		TOTAL CONSUMER DURABLES & APPAREL	2,459,191

		CONSUMER SERVICES - 7.1%
6,206	(a)	Duolingo Inc	2,417,113
25,484	(a)	Dutch Bros Inc, Class A	1,522,414
42,624		Red Rock Resorts Inc, Class A	1,820,045
15,715		Texas Roadhouse Inc	2,608,061
9,844		Wingstop Inc	2,597,733

		TOTAL CONSUMER SERVICES	10,965,366

		ENERGY - 2.6%
32,444		Matador Resources Co	1,282,836
231,871		Permian Resources Corp	2,736,078

		TOTAL ENERGY	4,018,914

		FINANCIAL SERVICES - 9.2%
58,166		Equitable Holdings Inc	2,876,309
7,097		Evercore Inc, Class A	1,456,943
26,010		FirstCash Holdings Inc	3,484,300
10,076		Houlihan Lokey Inc	1,633,118
7,125		Piper Sandler Cos	1,717,980
58,305	(a)	Toast Inc, Class A	2,074,492
20,352	(a)	Upstart Holdings Inc	972,825

		TOTAL FINANCIAL SERVICES	14,215,967

		FOOD, BEVERAGE & TOBACCO - 2.4%
58,988		Primo Brands Corp	1,927,138
51,515	(a)	Vital Farms Inc	1,763,874

		TOTAL FOOD, BEVERAGE & TOBACCO	3,691,012

22	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		HEALTH CARE EQUIPMENT & SERVICES - 14.6%
19,660	(a)	Addus HomeCare Corp	$2,055,453
17,482		Encompass Health Corp	2,045,219
18,097		Ensign Group Inc/The	2,334,332
18,690	(a)	Glaukos Corp	1,761,532
23,614	(a)	Globus Medical Inc, Class A	1,694,777
25,826	(a)	HealthEquity Inc	2,213,805
20,252	(a)	Lantheus Holdings Inc	2,113,094
9,895	(a)	Masimo Corp	1,592,699
26,738	(a)	Merit Medical Systems Inc	2,525,404
9,008	(a)	Penumbra Inc	2,637,903
31,046	(a)	RadNet Inc	1,626,189

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	22,600,407

		INSURANCE - 3.1%
4,431		Kinsale Capital Group Inc	1,928,637
9,015	(a)	Palomar Holdings Inc	1,307,355
29,768	(a)	Skyward Specialty Insurance Group Inc	1,580,383

		TOTAL INSURANCE	4,816,375

		MATERIALS - 3.6%
11,856		Carpenter Technology Corp	2,319,152
12,582		Vulcan Materials Co	3,300,636

		TOTAL MATERIALS	5,619,788

		MEDIA & ENTERTAINMENT - 1.4%
183,358	(a)	Magnite Inc	2,180,127

		TOTAL MEDIA & ENTERTAINMENT	2,180,127

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
16,009	(a)	Axsome Therapeutics Inc	1,797,651
9,066	(a)	Blueprint Medicines Corp	811,407
22,303	(a)	Bridgebio Pharma Inc	855,543
23,214	(a)	Halozyme Therapeutics Inc	1,425,804
19,383	(a)	Insmed Inc	1,395,576
9,499	(a)	Krystal Biotech Inc	1,613,690
18,154	(a)	Natera Inc	2,739,983
20,368	(a)	Scholar Rock Holding Corp	670,311
20,055	(a)	Ultragenyx Pharmaceutical Inc	781,744
4,276	(a)	United Therapeutics Corp	1,296,013

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,387,722

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
16,512	(a)	Onto Innovation Inc	2,013,968
58,475	(a)	Semtech Corp	1,827,344

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,841,312

		SOFTWARE & SERVICES - 11.3%
18,885	(a)	Agilysys Inc	1,404,100
76,256	(a)	Confluent Inc, Class A	1,815,655
4,940	(a)	CyberArk Software Ltd	1,739,670
14,547	(a)	Descartes Systems Group Inc/The	1,533,108
52,413	(a)	Dynatrace Inc	2,461,839
6,491	(a)	MongoDB Inc	1,117,555
41,679	(a),(b)	nCino OpCo Inc	966,953
28,086	(a)	Rubrik Inc, Class A	1,980,906
70,526	(a)	SentinelOne Inc, Class A	1,304,731
3,025	(a)	Tyler Technologies Inc	1,643,483
21,494	(a)	Workiva Inc	1,617,853

		TOTAL SOFTWARE & SERVICES	17,585,853

		TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
11,718		Badger Meter Inc	2,587,569
15,792	(a)	Itron Inc	1,757,492
23,635	(a)	Lumentum Holdings Inc	1,395,410

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,740,471

See Notes to Financial Statements	23

Portfolio of Investments April 30, 2025 (continued)

Small/Mid Cap Growth Opportunities

SHARES		DESCRIPTION			VALUE
		TRANSPORTATION - 2.5%
35,603		Knight-Swift Transportation Holdings Inc			$1,394,569
22,923	(a)	XPO Inc			2,432,589

		TOTAL TRANSPORTATION			3,827,158

		TOTAL COMMON STOCKS (Cost $153,127,153)			153,114,121

		TOTAL LONG-TERM INVESTMENTS (Cost $153,127,153)			153,114,121

SHARES		DESCRIPTION	RATE		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
2,764,866	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(d)		2,764,866

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $2,764,866)			2,764,866

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.1%
		REPURCHASE AGREEMENTS - 1.1%
$1,575,000	(e)	Fixed Income Clearing Corporation	4.320	05/01/25	1,575,000
158,320	(f)	Fixed Income Clearing Corporation	1.360	05/01/25	158,320

		TOTAL REPURCHASE AGREEMENTS (Cost $1,733,320)			1,733,320

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,733,320)			1,733,320

		TOTAL INVESTMENTS - 101.7% (Cost $157,625,339)			157,612,307

		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(2,655,129)

		NET ASSETS - 100%			$154,957,178

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,688,648.

(c)	Investments made with cash collateral received from securities on loan.

(d)	The rate shown is the one-day yield as of the end of the reporting period.

(e)	Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $1,575,189 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 8/15/39, valued at $1,606,512.

(f)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $158,326 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $161,692.

24	See Notes to Financial Statements

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	Dividend Value	Large Cap Select	Mid Cap Value 1	Small Cap Growth Opportunities	Small Cap Select
ASSETS
Long-term investments, at value†‡	$2,927,048,961	$40,143,380	$373,143,197	$209,654,421	$140,298,454
Investments purchased with collateral from securities lending, at value (cost approximates value)	-	-	-	3,251,214	828,730
Short-term investments, at valueà	3,707,154	25,000	1,375,000	1,954,381	1,758,551
Cash	-	10,782	82,043	1,700,984	2,011,486
Cash denominated in foreign currencies^	25,118	-	-	-	-
Receivables:
Dividends	2,240,514	23,298	188,090	8,716	36,874
Interest	409	3	165	224	202
Investments sold	-	-	-	580,564	447,628
Reclaims	63,570	457	-	-	-
Reimbursement from Adviser	190,151	10,271	29,211	32,504	29,189
Shares sold	13,226,286	-	79,738	40,259	363,843
Other	198,056	20,660	41,359	21,348	31,473

Total assets	2,946,700,219	40,233,851	374,938,803	217,244,615	145,806,430

LIABILITIES
Payables:
Management fees	1,435,180	21,171	223,409	136,688	91,681
Collateral from securities lending	-	-	-	3,251,214	828,730
Interest	788	12	115	55	28
Investments purchased - regular settlement	-	-	-	1,126,925	951,638
Shares redeemed	379,174	16,509	346,401	4,091,763	92,359
Accrued expenses:
Custodian fees	111,236	10,061	23,574	16,900	16,491
Directors fees	199,889	1,065	17,029	6,452	10,569
Professional fees	59,747	10,076	15,703	12,638	8,352
Shareholder reporting expenses	12,874	7,051	22,638	9,172	10,585
Shareholder servicing agent fees	220,616	4,660	269,631	101,575	54,374
12b-1 distribution and service fees	75,415	6,700	13,964	7,978	9,361

Total liabilities	2,494,919	77,305	932,464	8,761,360	2,074,168

Net assets	$2,944,205,300	$40,156,546	$374,006,339	$208,483,255	$143,732,262
NET ASSETS CONSIST OF:
Paid-in capital	$2,556,843,781	$29,239,110	$268,322,299	$186,613,311	$129,578,731
Total distributable earnings (loss)	387,361,519	10,917,436	105,684,040	21,869,944	14,153,531
Net assets	$2,944,205,300	$40,156,546	$374,006,339	$208,483,255	$143,732,262

† Long-term investments, cost	$2,587,542,523	$31,491,068	$292,625,132	$178,038,650	$124,265,946
◇ Short-term investments, cost	$3,707,154	$25,000	$1,375,000	$1,954,381	$1,758,551
‡ Includes securities loaned of	$-	$-	$-	$3,056,954	$807,826
^ Cash denominated in foreign currencies, cost	$23,135	$-	$-	$-	$-

See Notes to Financial Statements 25

Statement of Assets and Liabilities  (continued)

April 30, 2025 (Unaudited)	Small Cap Value	Small/Mid Cap Growth Opportunities

ASSETS
Long-term investments, at value†‡	$248,743,317	$153,114,121
Investments purchased with collateral from securities lending, at value (cost approximates value)	-	2,764,866
Short-term investments, at valueà	1,777,185	1,733,320
Cash	-	591
Receivables:
Dividends	89,724	2,371
Interest	205	195
Investments sold	-	1,292,024
Reclaims	2,720	-
Reimbursement from Adviser	18,077	46,913
Shares sold	64,362	13,812
Other	53,379	53,834

Total assets	250,748,969	159,022,047

LIABILITIES
Payables:
Management fees	164,441	92,758
Collateral from securities lending	-	2,764,866
Interest	103	48
Investments purchased - regular settlement	-	1,062,354
Shares redeemed	153,369	6,197
Accrued expenses:
Custodian fees	23,984	13,838
Directors fees	32,925	32,310
Professional fees	16,140	12,214
Shareholder reporting expenses	25,857	7,840
Shareholder servicing agent fees	130,873	49,384
12b-1 distribution and service fees	23,569	23,060

Total liabilities	571,261	4,064,869

Net assets	$250,177,708	$154,957,178

NET ASSETS CONSIST OF:
Paid-in capital	$339,277,652	$145,494,890

Total distributable earnings (loss)	(89,099,944)	9,462,288

Net assets	$250,177,708	$154,957,178

† Long-term investments, cost	$205,116,757	$153,127,153
◇ Short-term investments, cost	$1,777,185	$1,733,320
‡ Includes securities loaned of	$—	$2,688,648

26	See Notes to Financial Statements

Statement of Assets and Liabilities  (continued)

	Dividend Value	Large Cap Select	Mid Cap Value 1	Small Cap Growth Opportunities	Small Cap Select
CLASS A:
Net assets	$343,604,171	$29,918,926	$58,879,646	$39,894,052	$46,836,806
Shares outstanding	25,486,006	813,911	1,152,550	1,688,940	5,135,371
Net asset value (“NAV”) per share	$13.48	$36.76	$51.09	$23.62	$9.12
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$14.30	$39.00	$54.21	$25.06	$9.68
CLASS C:
Net assets	$7,307,921	$877,196	$2,753,469	$–	$–
Shares outstanding	557,415	27,540	58,569	–	–
NAV and offering price per share	$13.11	$31.85	$47.01	$–	$–
CLASS R6:
Net assets	$2,346,944,477	$–	$39,511,616	$2,753,888	$2,204,317
Shares outstanding	169,013,733	–	765,420	86,648	165,454
NAV and offering price per share	$13.89	$–	$51.62	$31.78	$13.32
CLASS I:
Net assets	$246,348,731	$9,360,424	$272,861,608	$165,835,315	$94,691,139
Shares outstanding	17,935,834	250,726	5,305,369	5,309,318	7,142,048
NAV and offering price per share	$13.74	$37.33	$51.43	$31.23	$13.26
Authorized shares - per class	2 billion	2 billion	2 billion	2 billion	2 billion
Par value per share	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

See Notes to Financial Statements 27

Statement of Assets and Liabilities  (continued)

	Small Cap Value	Small/Mid Cap Growth Opportunities
CLASS A:
Net assets	$84,390,162	$116,447,699
Shares outstanding	3,030,147	4,988,908
Net asset value (“NAV”) per share	$27.85	$23.34
Maximum sales charge	5.75%	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$29.55	$24.76

CLASS C:
Net assets	$7,460,409	$—
Shares outstanding	322,250	—
NAV and offering price per share	$23.15	$—

CLASS R6:
Net assets	$24,745,592	$2,783,847
Shares outstanding	849,665	75,309
NAV and offering price per share	$29.12	$36.97

CLASS I:
Net assets	$133,581,545	$35,725,632
Shares outstanding	4,618,896	993,260
NAV and offering price per share	$28.92	$35.97

Authorized shares - per class	2 billion	2 billion
Par value per share	$0.0001	$0.0001

28	See Notes to Financial Statements

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)	Dividend Value	Large Cap Select	Mid Cap Value 1	Small Cap Growth Opportunities

INVESTMENT INCOME
Affiliated income	$873,283	$8,758	$73,747	$140,244
Dividends	30,598,809	271,792	4,409,649	562,308
Interest	334,566	3,375	37,041	48,044
Securities lending income, net	–	–	142	4,178
Tax withheld	(73,859)	(1,123)	(7,024)	–
Total investment income	31,732,799	282,802	4,513,555	754,774

EXPENSES
Management fees	9,300,938	149,959	1,566,347	953,991
12b-1 service fees - Class A	467,871	40,576	80,240	56,148
12b-1 distribution and service fees - Class C	39,784	5,940	17,107	–
Shareholder servicing agent fees - Class A	188,426	6,956	52,463	37,774
Shareholder servicing agent fees - Class C	4,005	249	2,799	–
Shareholder servicing agent fees - Class R6	41,964	–	1,383	90
Shareholder servicing agent fees - Class I	136,224	2,528	254,504	159,799
Interest expense	30,855	329	567	95
Directors fees	54,684	807	7,395	4,236
Custodian expenses	120,160	8,081	23,354	18,916
Registration fees	34,163	24,530	33,391	27,713
Professional fees	81,293	14,787	21,200	16,000
Shareholder reporting expenses	40,470	13,921	42,640	36,695
Other	65,351	7,630	14,396	3,836
Total expenses before fee waiver/expense reimbursement	10,606,188	276,293	2,117,786	1,315,293
Fee waiver/expense reimbursement	(543,263)	(56,809)	(205,688)	(133,779)
Net expenses	10,062,925	219,484	1,912,098	1,181,514

Net investment income (loss)	21,669,874	63,318	2,601,457	(426,740)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	74,184,742	2,464,046	22,974,359	919,284
Net realized gain (loss)	74,184,742	2,464,046	22,974,359	919,284
Change in unrealized appreciation (depreciation) on:
Investments	(253,650,655)	(4,982,903)	(49,789,874)	(19,566,981)
Foreign currency translations	1,983	–	–	–
Net change in unrealized appreciation (depreciation)	(253,648,672)	(4,982,903)	(49,789,874)	(19,566,981)
Net realized and unrealized gain (loss)	(179,463,930)	(2,518,857)	(26,815,515)	(18,647,697)

Net increase (decrease) in net assets from operations	$(157,794,056)	$(2,455,539)	$(24,214,058)	$(19,074,437)

See Notes to Financial Statements 29

Statement of Operations (continued)

Six Months Ended April 30, 2025 (Unaudited)	Small Cap Select	Small Cap Value	Small/Mid Cap Growth Opportunities

INVESTMENT INCOME
Affiliated income	$100,518	$90,052	$151,130
Dividends	970,300	3,076,746	378,221
Interest	49,703	55,300	52,644
Securities lending income, net	2,018	50	910
Tax withheld	(11,881)	(27,622)	(194)
Total investment income	1,110,658	3,194,526	582,711

EXPENSES
Management fees	611,689	1,289,556	670,453
12b-1 service fees - Class A	67,508	120,055	166,342
12b-1 distribution and service fees - Class C	–	51,951	–
Shareholder servicing agent fees - Class A	39,531	86,315	68,253
Shareholder servicing agent fees - Class C	–	9,326	–
Shareholder servicing agent fees - Class R6	123	2,376	235
Shareholder servicing agent fees - Class I	70,204	139,615	21,308
Interest expense	813	2,727	247
Directors fees	2,780	4,910	3,130
Custodian expenses	16,849	19,021	13,284
Registration fees	27,463	33,250	25,597
Professional fees	15,992	19,371	7,446
Shareholder reporting expenses	18,598	28,842	17,835
Other	8,657	3,394	10,155
Total expenses before fee waiver/expense reimbursement	880,207	1,810,709	1,004,285
Fee waiver/expense reimbursement	(94,020)	(157,168)	(58,569)
Net expenses	786,187	1,653,541	945,716

Net investment income (loss)	324,471	1,540,985	(363,005)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(1,132,618)	37,241,554	24,950,543
Net realized gain (loss)	(1,132,618)	37,241,554	24,950,543

Change in unrealized appreciation (depreciation) on:
Investments	(14,829,446)	(48,935,696)	(36,466,791)
Foreign currency translations	–	26	–
Net change in unrealized appreciation (depreciation)	(14,829,446)	(48,935,670)	(36,466,791)

Net realized and unrealized gain (loss)	(15,962,064)	(11,694,116)	(11,516,248)

Net increase (decrease) in net assets from operations	$(15,637,593)	$(10,153,131)	$(11,879,253)

30	See Notes to Financial Statements

Statement of Changes in Net Assets

	Dividend Value		Large Cap Select
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$21,669,874	$52,146,664	$63,318	$190,080
Net realized gain (loss)	74,184,742	280,199,877	2,464,046	5,781,490
Net change in unrealized appreciation (depreciation)	(253,648,672)	458,665,014	(4,982,903)	7,994,680

Net increase (decrease) in net assets from operations	(157,794,056)	791,011,555	(2,455,539)	13,966,250

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(35,148,913)	(18,579,818)	(3,859,202)	(606,479)
Class C	(730,106)	(377,745)	(170,777)	(25,413)
Class R6	(221,477,437)	(125,354,255)	—	—
Class I	(25,367,604)	(14,910,416)	(1,531,870)	(280,688)

Total distributions	(282,724,060)	(159,222,234)	(5,561,849)	(912,580)

FUND SHARE TRANSACTIONS
Subscriptions	186,519,623	276,268,617	1,133,706	4,433,188
Reinvestments of distributions	279,701,194	157,449,904	4,989,432	802,722
Redemptions	(339,501,040)	(638,834,131)	(5,128,595)	(6,031,885)

Net increase (decrease) from Fund share transactions	126,719,777	(205,115,610)	994,543	(795,975)
Net increase (decrease) in net assets	(313,798,339)	426,673,711	(7,022,845)	12,257,695
Net assets at the beginning of period	3,258,003,639	2,831,329,928	47,179,391	34,921,696

Net assets at the end of period	$2,944,205,300	$3,258,003,639	$40,156,546	$47,179,391

See Notes to Financial Statements 31

Statement of Changes in Net Assets (continued)

	Mid Cap Value 1		Small Cap Growth Opportunities
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$2,601,457	$4,838,896	$(426,740)	$(859,682)
Net realized gain (loss)	22,974,359	21,655,687	919,284	17,321,938
Net change in unrealized appreciation (depreciation)	(49,789,874)	76,326,081	(19,566,981)	47,062,026

Net increase (decrease) in net assets from operations	(24,214,058)	102,820,664	(19,074,437)	63,524,282

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(3,315,872)	(2,019,220)	—	—
Class C	(165,399)	(125,640)	—	—
Class R6	(2,324,771)	(1,187,731)	—	—
Class I	(17,056,093)	(11,470,002)	—	—

Total distributions	(22,862,135)	(14,802,593)	—	—

FUND SHARE TRANSACTIONS
Subscriptions	23,198,563	58,609,808	17,051,425	35,735,253
Reinvestments of distributions	21,881,783	14,161,089	—	—
Redemptions	(68,495,791)	(128,066,918)	(28,440,735)	(37,813,845)

Net increase (decrease) from Fund share transactions	(23,415,445)	(55,296,021)	(11,389,310)	(2,078,592)
Net increase (decrease) in net assets	(70,491,638)	32,722,050	(30,463,747)	61,445,690
Net assets at the beginning of period	444,497,977	411,775,927	238,947,002	177,501,312

Net assets at the end of period	$374,006,339	$444,497,977	$208,483,255	$238,947,002

32	See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	Small Cap Select		Small Cap Value
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$324,471	$197,670	$1,540,985	$4,530,094
Net realized gain (loss)	(1,132,618)	8,481,322	37,241,554	36,672,526
Net change in unrealized appreciation (depreciation)	(14,829,446)	22,086,547	(48,935,670)	74,333,756

Net increase (decrease) in net assets from operations	(15,637,593)	30,765,539	(10,153,131)	115,536,376

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(1,724,576)	—	(1,247,880)	(791,879)
Class C	—	—	(65,560)	(15,667)
Class R6	(58,791)	—	(449,903)	(1,761,739)
Class I	(2,217,090)	—	(2,405,345)	(2,442,224)

Total distributions	(4,000,457)	—	(4,168,688)	(5,011,509)

FUND SHARE TRANSACTIONS
Subscriptions	32,614,471	50,484,267	20,241,118	57,888,159
Reinvestments of distributions	3,943,555	—	3,120,063	4,192,110
Redemptions	(17,873,812)	(34,028,740)	(177,484,311)	(199,452,534)

Net increase (decrease) from Fund share transactions	18,684,214	16,455,527	(154,123,130)	(137,372,265)
Net increase (decrease) in net assets	(953,836)	47,221,066	(168,444,949)	(26,847,398)
Net assets at the beginning of period	144,686,098	97,465,032	418,622,657	445,470,055

Net assets at the end of period	$143,732,262	$144,686,098	$250,177,708	$418,622,657

See Notes to Financial Statements 33

Statement of Changes in Net Assets (continued)

	Small/Mid Cap Growth Opportunities
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$(363,005)	$(1,024,270)
Net realized gain (loss)	24,950,543	14,717,562
Net change in unrealized appreciation (depreciation)	(36,466,791)	34,344,406

Net increase (decrease) in net assets from operations	(11,879,253)	48,037,698

FUND SHARE TRANSACTIONS
Subscriptions	6,567,952	11,470,516
Redemptions	(21,012,619)	(47,090,410)

Net increase (decrease) from Fund share transactions	(14,444,667)	(35,619,894)
Net increase (decrease) in net assets	(26,323,920)	12,417,804
Net assets at the beginning of period	181,281,098	168,863,294

Net assets at the end of period	$154,957,178	$181,281,098

34	See Notes to Financial Statements

[This page intentionally left blank.]

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Dividend Value
Class A
4/30/25(e)	$15.62	$0.08	$(0.81)	$(0.73)	$(0.09)	$(1.32)	$(1.41)	$13.48
10/31/24	12.74	0.20	3.38	3.58	(0.20)	(0.50)	(0.70)	15.62
10/31/23	14.12	0.20	(0.37)	(0.17)	(0.25)	(0.96)	(1.21)	12.74
10/31/22	15.97	0.24	(0.67)	(0.43)	(0.20)	(1.22)	(1.42)	14.12
10/31/21	11.44	0.20	4.50	4.70	(0.17)	—	(0.17)	15.97
10/31/20	14.21	0.25	(1.98)	(1.73)	(0.23)	(0.81)	(1.04)	11.44
Class C
4/30/25(e)	15.23	0.03	(0.80)	(0.77)	(0.03)	(1.32)	(1.35)	13.11
10/31/24	12.43	0.09	3.30	3.39	(0.09)	(0.50)	(0.59)	15.23
10/31/23	13.80	0.10	(0.37)	(0.27)	(0.14)	(0.96)	(1.10)	12.43
10/31/22	15.63	0.12	(0.64)	(0.52)	(0.09)	(1.22)	(1.31)	13.80
10/31/21	11.21	0.09	4.40	4.49	(0.07)	—	(0.07)	15.63
10/31/20	13.93	0.15	(1.92)	(1.77)	(0.14)	(0.81)	(0.95)	11.21
Class R6
4/30/25(e)	16.05	0.11	(0.83)	(0.72)	(0.12)	(1.32)	(1.44)	13.89
10/31/24	13.08	0.26	3.47	3.73	(0.26)	(0.50)	(0.76)	16.05
10/31/23	14.47	0.26	(0.39)	(0.13)	(0.30)	(0.96)	(1.26)	13.08
10/31/22	16.34	0.29	(0.68)	(0.39)	(0.26)	(1.22)	(1.48)	14.47
10/31/21	11.72	0.26	4.60	4.86	(0.24)	—	(0.24)	16.34
10/31/20	14.54	0.30	(2.02)	(1.72)	(0.29)	(0.81)	(1.10)	11.72
Class I
4/30/25(e)	15.89	0.10	(0.82)	(0.72)	(0.11)	(1.32)	(1.43)	13.74
10/31/24	12.95	0.24	3.44	3.68	(0.24)	(0.50)	(0.74)	15.89
10/31/23	14.34	0.24	(0.39)	(0.15)	(0.28)	(0.96)	(1.24)	12.95
10/31/22	16.20	0.27	(0.67)	(0.40)	(0.24)	(1.22)	(1.46)	14.34
10/31/21	11.61	0.24	4.57	4.81	(0.22)	—	(0.22)	16.20
10/31/20	14.42	0.28	(2.01)	(1.73)	(0.27)	(0.81)	(1.08)	11.61

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

(5.31)%	$343,604	0.98%(f)	0.95%(f)	1.13%(f)	46%
28.86	395,249	0.99	0.96	1.37	79
(1.39)	342,301	1.00	0.96	1.51	82
(3.00)	390,219	1.00	0.96	1.63	81
41.25	434,105	1.00	0.96	1.32	97
(13.12)	158,645	1.09	1.09	2.00	117

(5.70)	7,308	1.73 (f)	1.70 (f)	0.37 (f)	46
27.98	8,145	1.74	1.71	0.63	79
(2.14)	8,404	1.75	1.71	0.77	82
(3.72)	11,931	1.75	1.71	0.85	81
40.10	16,356	1.75	1.71	0.60	97
(13.75)	11,881	1.84	1.84	1.24	117

(5.10)	2,346,944	0.64 (f)	0.60 (f)	1.46 (f)	46
29.28	2,566,211	0.65	0.62	1.70	79
(1.03)	2,210,275	0.65	0.61	1.86	82
(2.65)	2,619,891	0.65	0.61	1.98	81
41.71	3,102,035	0.64	0.60	1.73	97
(12.80)	2,025,717	0.70	0.70	2.41	117

(5.14)	246,349	0.73 (f)	0.70 (f)	1.38 (f)	46
29.19	288,399	0.74	0.71	1.62	79
(1.16)	270,350	0.75	0.71	1.77	82
(2.75)	342,502	0.75	0.71	1.85	81
41.59	466,940	0.75	0.71	1.61	97
(12.96)	408,828	0.84	0.84	2.25	117

See Notes to Financial Statements. 37

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Large Cap Select
Class A
4/30/25(e)	$43.88	$0.05	$(2.02)	$(1.97)	$(0.11)	$(5.04)	$(5.15)	$36.76
10/31/24	32.17	0.15	12.35	12.50	(0.19)	(0.60)	(0.79)	43.88
10/31/23	31.11	0.18	2.76	2.94	(0.21)	(1.67)	(1.88)	32.17
10/31/22	45.19	0.19	(5.82)	(5.63)	(0.10)	(8.35)	(8.45)	31.11
10/31/21	32.12	0.07	13.28	13.35	(0.17)	(0.11)	(0.28)	45.19
10/31/20	30.71	0.17	1.61	1.78	(0.37)	—	(0.37)	32.12
Class C
4/30/25(e)	38.69	(0.09)	(1.71)	(1.80)	—	(5.04)	(5.04)	31.85
10/31/24	28.49	(0.13)	10.93	10.80	—	(0.60)	(0.60)	38.69
10/31/23	27.75	(0.05)	2.46	2.41	—	(1.67)	(1.67)	28.49
10/31/22	41.45	(0.06)	(5.20)	(5.26)	(0.09)	(8.35)	(8.44)	27.75
10/31/21	29.56	(0.21)	12.21	12.00	—	(0.11)	(0.11)	41.45
10/31/20	28.28	(0.06)	1.47	1.41	(0.13)	—	(0.13)	29.56
Class I
4/30/25(e)	44.54	0.10	(2.05)	(1.95)	(0.22)	(5.04)	(5.26)	37.33
10/31/24	32.64	0.25	12.53	12.78	(0.28)	(0.60)	(0.88)	44.54
10/31/23	31.55	0.26	2.80	3.06	(0.30)	(1.67)	(1.97)	32.64
10/31/22	45.61	0.26	(5.87)	(5.61)	(0.10)	(8.35)	(8.45)	31.55
10/31/21	32.41	0.18	13.38	13.56	(0.25)	(0.11)	(0.36)	45.61
10/31/20	30.98	0.25	1.62	1.87	(0.44)	—	(0.44)	32.41

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.

38

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

(5.89)%	$29,919	1.26%(f)	1.01%(f)	0.23%(f)	41%
39.42	32,754	1.29	1.03	0.38	76
10.13	24,952	1.37	1.05	0.57	89
(15.56)	23,157	1.32	1.05	0.54	78
41.77	31,724	1.29	1.05	0.18	83
5.76	24,135	1.30	1.11	0.54	101

(6.25)	877	2.01 (f)	1.76 (f)	(0.51) (f)	41
38.38	1,349	2.04	1.78	(0.36)	76
9.30	1,212	2.12	1.80	(0.18)	89
(16.18)	1,334	2.07	1.80	(0.20)	78
40.68	1,790	2.04	1.80	(0.56)	83
4.99	1,743	2.05	1.86	(0.21)	101

(5.78)	9,360	1.01 (f)	0.76 (f)	0.48 (f)	41
39.76	13,077	1.04	0.78	0.63	76
10.40	8,758	1.12	0.80	0.81	89
(15.33)	9,854	1.07	0.80	0.75	78
42.11	18,605	1.04	0.80	0.43	83
6.02	16,030	1.05	0.86	0.79	101

See Notes to Financial Statements. 39

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Mid Cap Value 1
Class A
4/30/25(e)	$57.24	$0.27	$(3.55)	$(3.28)	$(0.52)	$(2.35)	$(2.87)	$51.09
10/31/24	46.86	0.46	11.54	12.00	(0.50)	(1.12)	(1.62)	57.24
10/31/23	50.13	0.52	(0.84)	(0.32)	(0.53)	(2.42)	(2.95)	46.86
10/31/22	56.38	0.54	(3.88)	(3.34)	(0.35)	(2.56)	(2.91)	50.13
10/31/21	36.53	0.29	20.01	20.30	(0.45)	—	(0.45)	56.38
10/31/20	41.07	0.43	(4.59)	(4.16)	(0.38)	—	(0.38)	36.53
Class C
4/30/25(e)	52.67	0.08	(3.29)	(3.21)	(0.10)	(2.35)	(2.45)	47.01
10/31/24	43.21	0.07	10.63	10.70	(0.12)	(1.12)	(1.24)	52.67
10/31/23	46.38	0.15	(0.77)	(0.62)	(0.13)	(2.42)	(2.55)	43.21
10/31/22	52.74	0.14	(3.62)	(3.48)	(0.32)	(2.56)	(2.88)	46.38
10/31/21	34.21	(0.09)	18.79	18.70	(0.17)	—	(0.17)	52.74
10/31/20	38.49	0.14	(4.34)	(4.20)	(0.08)	—	(0.08)	34.21
Class R6
4/30/25(e)	57.93	0.39	(3.60)	(3.21)	(0.75)	(2.35)	(3.10)	51.62
10/31/24	47.41	0.68	11.66	12.34	(0.70)	(1.12)	(1.82)	57.93
10/31/23	50.71	0.72	(0.85)	(0.13)	(0.75)	(2.42)	(3.17)	47.41
10/31/22	56.81	0.74	(3.93)	(3.19)	(0.35)	(2.56)	(2.91)	50.71
10/31/21	36.78	0.49	20.13	20.62	(0.59)	—	(0.59)	56.81
10/31/20	41.32	0.57	(4.59)	(4.02)	(0.52)	—	(0.52)	36.78
Class I
4/30/25(e)	57.69	0.35	(3.60)	(3.25)	(0.66)	(2.35)	(3.01)	51.43
10/31/24	47.20	0.60	11.63	12.23	(0.62)	(1.12)	(1.74)	57.69
10/31/23	50.49	0.65	(0.86)	(0.21)	(0.66)	(2.42)	(3.08)	47.20
10/31/22	56.64	0.68	(3.92)	(3.24)	(0.35)	(2.56)	(2.91)	50.49
10/31/21	36.69	0.41	20.09	20.50	(0.55)	—	(0.55)	56.64
10/31/20	41.24	0.52	(4.59)	(4.07)	(0.48)	—	(0.48)	36.69

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.

40

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c),(d)		Portfolio Turnover Rate

(6.16)%	$58,880	1.22	%(f)	1.13	%(f)	1.00	%(f)	10%
25.98	66,081	1.23		1.14		0.86		20
(0.65)	58,995	1.25		1.16		1.06		28
(6.29)	63,992	1.21		1.16		1.03		38
55.98	73,571	1.28		1.16		0.59		31
(10.26)	41,258	1.27		1.17		1.16		56

(6.54)	2,753	1.98	(f)	1.88	(f)	0.31	(f)	10
25.06	4,001	1.98		1.89		0.13		20
(1.38)	4,512	2.00		1.91		0.33		28
(7.02)	5,552	1.96		1.91		0.28		38
54.80	6,026	2.03		1.91		(0.20)		31
(10.94)	4,649	2.02		1.92		0.40		56

(5.99)	39,512	0.82	(f)	0.72	(f)	1.40	(f)	10
26.47	43,312	0.85		0.76		1.24		20
(0.25)	31,554	0.85		0.76		1.45		28
(5.96)	32,383	0.84		0.79		1.39		38
56.59	26,190	0.87		0.75		0.99		31
(9.91)	16,762	0.89		0.78		1.54		56

(6.07)	272,862	0.97	(f)	0.88	(f)	1.27	(f)	10
26.33	331,104	0.98		0.89		1.11		20
(0.41)	316,716	1.00		0.91		1.31		28
(6.07)	369,680	0.96		0.91		1.29		38
56.35	298,350	1.03		0.91		0.83		31
(10.03)	214,089	1.02		0.92		1.41		56

See Notes to Financial Statements. 41

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period

Small Cap Growth Opportunities

Class A
4/30/25(e)	$25.78	$(0.07)	$(2.09)	$(2.16)	$—	$—	$—	$23.62
10/31/24	18.97	(0.14)	6.95	6.81	—	—	—	25.78
10/31/23	20.05	(0.13)	(0.95)	(1.08)	—	—	—	18.97
10/31/22	34.74	(0.16)	(8.03)	(8.19)	—	(6.50)	(6.50)	20.05
10/31/21	27.35	(0.28)	11.44	11.16	(0.01)	(3.76)	(3.77)	34.74
10/31/20	20.96	(0.18)	6.57	6.39	—	—	—	27.35

Class R6
4/30/25(e)	34.62	(0.03)	(2.81)	(2.84)	—	—	—	31.78
10/31/24	25.37	(0.07)	9.32	9.25	—	—	—	34.62
10/31/23	26.71	(0.06)	(1.28)	(1.34)	—	—	—	25.37
10/31/22	43.84	(0.09)	(10.54)	(10.63)	—	(6.50)	(6.50)	26.71
10/31/21	33.69	(0.15)	14.22	14.07	(0.16)	(3.76)	(3.92)	43.84
10/31/20	25.69	(0.07)	8.07	8.00	—	—	—	33.69

Class I
4/30/25(e)	34.05	(0.05)	(2.77)	(2.82)	—	—	—	31.23
10/31/24	24.99	(0.11)	9.17	9.06	—	—	—	34.05
10/31/23	26.34	(0.10)	(1.25)	(1.35)	—	—	—	24.99
10/31/22	43.39	(0.15)	(10.40)	(10.55)	—	(6.50)	(6.50)	26.34
10/31/21	33.38	(0.25)	14.11	13.86	(0.09)	(3.76)	(3.85)	43.39
10/31/20	25.51	(0.14)	8.01	7.87	—	—	—	33.38

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.

42

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c),(d)		Portfolio Turnover Rate

(8.41)%	$39,894	1.31	%(f)	1.20	%(f)	(0.56	)%(f)	37%
35.95	44,910	1.36		1.21		(0.59)		67
(5.39)	36,065	1.36		1.23		(0.63)		65
(28.03)	41,159	1.35		1.22		(0.72)		65
43.38	59,901	1.33		1.21		(0.88)		97
30.55	41,683	1.42		1.22		(0.77)		105

(8.20)	2,754	0.90	(f)	0.79	(f)	(0.15	) (f)	37
36.41	3,033	0.97		0.82		(0.21)		67
(4.98)	866	0.96		0.83		(0.20)		65
(27.74)	644	0.95		0.82		(0.30)		65
43.98	590	0.93		0.81		(0.39)		97
31.14	1,038	0.98		0.78		(0.26)		105

(8.31)	165,835	1.06	(f)	0.95	(f)	(0.31	) (f)	37
36.29	191,005	1.11		0.96		(0.34)		67
(5.13)	140,570	1.11		0.98		(0.37)		65
(27.86)	132,002	1.10		0.97		(0.51)		65
43.74	305,544	1.08		0.96		(0.62)		97
30.81	168,931	1.17		0.97		(0.51)		105

See Notes to Financial Statements. 43

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period

Small Cap Select

Class A
4/30/25(e)	$10.42	$0.01	$(0.98)	$(0.97)	$—	$(0.33)	$—	$(0.33)	$9.12
10/31/24	7.82	—(g)	2.60	2.60	—	—	—	—	10.42
10/31/23	8.17	(0.01)	(0.33)	(0.34)	(—)(g)	—	(0.01)	(0.01)	7.82
10/31/22	11.89	(—)(g)	(1.83)	(1.83)	—	(1.89)	—	(1.89)	8.17
10/31/21	7.83	(0.03)	4.23	4.20	(—)(g)	(0.14)	—	(0.14)	11.89
10/31/20	7.71	(—)(g)	0.13	0.13	(0.01)	—	—	(0.01)	7.83

Class R6
4/30/25(e)	15.11	0.05	(1.45)	(1.40)	(0.06)	(0.33)	—	(0.39)	13.32
10/31/24	11.30	0.06	3.75	3.81	—	—	—	—	15.11
10/31/23	11.80	0.03	(0.47)	(0.44)	(0.01)	—	(0.05)	(0.06)	11.30
10/31/22	16.26	0.04	(2.61)	(2.57)	—	(1.89)	—	(1.89)	11.80
10/31/21	10.66	0.01	5.77	5.78	(0.04)	(0.14)	—	(0.18)	16.26
10/31/20	10.49	0.03	0.20	0.23	(0.06)	—	—	(0.06)	10.66

Class I
4/30/25(e)	15.03	0.04	(1.44)	(1.40)	(0.04)	(0.33)	—	(0.37)	13.26
10/31/24	11.26	0.04	3.73	3.77	—	—	—	—	15.03
10/31/23	11.75	0.01	(0.45)	(0.44)	(0.01)	—	(0.04)	(0.05)	11.26
10/31/22	16.21	0.03	(2.60)	(2.57)	—	(1.89)	—	(1.89)	11.75
10/31/21	10.63	(0.01)	5.76	5.75	(0.03)	(0.14)	—	(0.17)	16.21
10/31/20	10.46	0.02	0.19	0.21	(0.04)	—	—	(0.04)	10.63

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.
(g)	Value rounded to zero.

44

	Ratio/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c),(d)		Portfolio Turnover Rate

(9.84)%	$46,837	1.32	%(f)	1.20	%(f)	0.27	%(f)	32%
33.25	54,138	1.38		1.22		0.04		56
(4.15)	48,067	1.41		1.24		(0.14)		42
(17.84)	56,476	1.40		1.24		(0.05)		63
54.06	78,047	1.39		1.24		(0.30)		91
1.70	49,513	1.48		1.24		(0.05)		90

(9.70)	2,204	0.94	(f)	0.81	(f)	0.65	(f)	32
33.72	2,475	1.01		0.85		0.42		56
(3.73)	4,212	1.03		0.86		0.24		42
(17.57)	3,135	1.02		0.86		0.32		63
54.60	2,791	1.03		0.87		0.06		91
2.15	1,994	1.09		0.86		0.32		90

(9.73)	94,691	1.07	(f)	0.95	(f)	0.51	(f)	32
33.60	88,074	1.12		0.96		0.27		56
(3.87)	45,185	1.16		0.99		0.11		42
(17.63)	53,115	1.15		0.99		0.20		63
54.43	74,479	1.14		0.99		(0.04)		91
2.00	31,341	1.23		0.99		0.19		90

See Notes to Financial Statements. 45

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Small Cap Value
Class A
4/30/25(e)	$30.73	$0.10	$(2.57)	$(2.47)	$(0.41)	$—	$(0.41)	$27.85
10/31/24	23.89	0.23	6.83	7.06	(0.22)	—	(0.22)	30.73
10/31/23	26.52	0.21	(2.60)	(2.39)	(0.24)	—	(0.24)	23.89
10/31/22	28.36	0.21	(1.90)	(1.69)	(0.15)	—	(0.15)	26.52
10/31/21	17.30	0.04	11.09	11.13	(0.07)	—	(0.07)	28.36
10/31/20	22.19	0.09	(4.77)	(4.68)	(0.21)	—	(0.21)	17.30
Class C
4/30/25(e)	25.46	0.01	(2.17)	(2.16)	(0.15)	—	(0.15)	23.15
10/31/24	19.81	0.02	5.65	5.67	(0.02)	—	(0.02)	25.46
10/31/23	21.99	0.01	(2.15)	(2.14)	(0.04)	—	(0.04)	19.81
10/31/22	23.68	—(g)	(1.56)	(1.56)	(0.13)	—	(0.13)	21.99
10/31/21	14.51	(0.13)	9.30	9.17	—	—	—	23.68
10/31/20	18.62	(0.04)	(4.03)	(4.07)	(0.04)	—	(0.04)	14.51
Class R6
4/30/25(e)	32.17	0.27	(2.79)	(2.52)	(0.53)	—	(0.53)	29.12
10/31/24	25.00	0.37	7.13	7.50	(0.33)	—	(0.33)	32.17
10/31/23	27.75	0.33	(2.72)	(2.39)	(0.36)	—	(0.36)	25.00
10/31/22	29.55	0.33	(1.97)	(1.64)	(0.16)	—	(0.16)	27.75
10/31/21	18.02	0.12	11.57	11.69	(0.16)	—	(0.16)	29.55
10/31/20	23.09	0.15	(4.93)	(4.78)	(0.29)	—	(0.29)	18.02
Class I
4/30/25(e)	31.95	0.15	(2.68)	(2.53)	(0.50)	—	(0.50)	28.92
10/31/24	24.83	0.32	7.09	7.41	(0.29)	—	(0.29)	31.95
10/31/23	27.57	0.28	(2.70)	(2.42)	(0.32)	—	(0.32)	24.83
10/31/22	29.41	0.29	(1.97)	(1.68)	(0.16)	—	(0.16)	27.57
10/31/21	17.93	0.11	11.49	11.60	(0.12)	—	(0.12)	29.41
10/31/20	23.00	0.16	(4.96)	(4.80)	(0.27)	—	(0.27)	17.93

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.
(g)	Value rounded to zero.

	Ratio/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c),(d)		Portfolio Turnover Rate

(8.20)%	$84,390	1.30	%(f)	1.20	%(f)	0.67	%(f)	8%
29.64	95,997	1.31		1.20		0.80		23
(9.05)	87,298	1.28		1.21		0.81		31
(6.00)	113,227	1.25		1.20		0.77		31
64.47	138,585	1.25		1.20		0.16		36
(21.33)	105,402	1.30		1.20		0.48		30

(8.55)	7,460	2.05	(f)	1.95	(f)	0.04	(f)	8
28.65	12,148	2.06		1.95		0.06		23
(9.72)	14,623	2.03		1.96		0.07		31
(6.70)	21,592	2.00		1.95		0.02		31
63.20	28,500	2.00		1.95		(0.62)		36
(21.93)	22,263	2.05		1.95		(0.28)		30

(8.02)	24,746	0.87	(f)	0.77	(f)	1.56	(f)	8
30.14	151,043	0.90		0.79		1.23		23
(8.67)	132,277	0.87		0.80		1.22		31
(5.60)	152,178	0.86		0.81		1.17		31
65.14	182,835	0.85		0.81		0.45		36
(21.01)	85,491	0.86		0.76		0.81		30

(8.10)	133,582	1.05	(f)	0.95	(f)	0.94	(f)	8
29.97	159,434	1.06		0.95		1.10		23
(8.83)	211,272	1.03		0.96		1.06		31
(5.76)	261,581	1.00		0.95		1.02		31
64.91	371,179	1.00		0.95		0.42		36
(21.14)	457,676	1.05		0.95		0.81		30

See Notes to Financial Statements. 47

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Small/Mid Cap Growth Opportunities
Class A
4/30/25(e)	$25.22	$(0.06)	$(1.82)	$(1.88)	$—	$—	$—	$23.34
10/31/24	19.47	(0.15)	5.90	5.75	—	—	—	25.22
10/31/23	19.43	(0.11)	0.15	0.04	—	—	—	19.47
10/31/22	41.71	(0.14)	(11.98)	(12.12)	—	(10.16)	(10.16)	19.43
10/31/21	34.24	(0.32)	12.82	12.50	—	(5.03)	(5.03)	41.71
10/31/20	33.66	(0.09)	8.01	7.92	—	(7.34)	(7.34)	34.24
Class R6
4/30/25(e)	39.87	(0.03)	(2.87)	(2.90)	—	—	—	36.97
10/31/24	30.67	(0.10)	9.30	9.20	—	—	—	39.87
10/31/23	30.52	(0.07)	0.22	0.15	—	—	—	30.67
10/31/22	58.90	(0.09)	(18.13)	(18.22)	—	(10.16)	(10.16)	30.52
10/31/21	46.46	(0.27)	17.74	17.47	—	(5.03)	(5.03)	58.90
10/31/20	43.07	0.03	10.70	10.73	—	(7.34)	(7.34)	46.46
Class I
4/30/25(e)	38.81	(0.05)	(2.79)	(2.84)	—	—	—	35.97
10/31/24	29.88	(0.13)	9.06	8.93	—	—	—	38.81
10/31/23	29.75	(0.08)	0.21	0.13	—	—	—	29.88
10/31/22	57.74	(0.13)	(17.70)	(17.83)	—	(10.16)	(10.16)	29.75
10/31/21	45.67	(0.31)	17.41	17.10	—	(5.03)	(5.03)	57.74
10/31/20	42.49	(0.01)	10.53	10.52	—	(7.34)	(7.34)	45.67

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.

48

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c),(d)		Portfolio Turnover Rate

(7.45)%	$116,448	1.19%	(f)	1.13%	(f)	(0.47)%	(f)	72%
29.53	135,573	1.26		1.15		(0.61)		58
0.21	123,317	1.25		1.17		(0.51)		71
(36.06)	142,840	1.23		1.17		(0.60)		67
38.97	252,552	1.20		1.17		(0.84)		89
28.09	185,219	1.24		1.17		(0.29)		89

(7.30)	2,784	0.86 (f)		0.79 (f)		(0.13) (f)		72
30.03	3,014	0.93		0.82		(0.28)		58
0.49	2,550	0.91		0.83		(0.21)		71
(35.86)	20,897	0.89		0.83		(0.25)		67
39.45	31,945	0.86		0.83		(0.50)		89
28.54	28,966	0.88		0.81		0.06		89

(7.34)	35,726	0.94 (f)		0.88 (f)		(0.23) (f)		72
29.92	42,694	1.01		0.90		(0.35)		58
0.44	42,996	1.00		0.92		(0.26)		71
(35.91)	71,478	0.98		0.92		(0.35)		67
39.31	164,813	0.95		0.92		(0.58)		89
28.38	150,875	0.99		0.92		(0.03)		89

See Notes to Financial Statements. 49

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information: Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”), Nuveen Large Cap Select Fund (“Large Cap Select”), Nuveen Mid Cap Value 1 Fund (“Mid Cap Value 1”), Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap Select Fund (“Small Cap Select”), Nuveen Small Cap Value Fund (“Small Cap Value”) and Nuveen Small/Mid Cap Growth Opportunities Fund (“Small/Mid Cap Growth Opportunities”), (each a “Fund” and collectively, the “Funds”), among others. The Trust was incorporated in the State of Maryland on August 20, 1987.

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Fund Mergers: At a special meeting held on March 5, 2025, shareholders of Mid Cap Value 1 did not approve the proposed reorganization of the fund into Nuveen Mid Cap Value Fund, which was previously approved by the Board of Directors/Trustees of the Funds on September 19, 2024.

Fund Name Changes: Effective after market close on February 28, 2025, Nuveen Mid Cap Growth Opportunities Fund changed its name as noted above to Small/Mid Cap Growth Opportunities Fund and therefore all references to the name of the Fund in this report have been updated.

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the “Board”) has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Notes to Financial Statements (continued)

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Dividend Value	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$2,927,048,961	$–	$–	$2,927,048,961
Short-Term Investments:
Repurchase Agreements	–	3,707,154	–	3,707,154

Total	$2,927,048,961	$3,707,154	$–	$2,930,756,115

Large Cap Select	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$40,143,380	$–	$–	$40,143,380
Short-Term Investments:
Repurchase Agreements	–	25,000	–	25,000

Total	$40,143,380	$25,000	$–	$40,168,380

Mid Cap Value 1	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$373,143,197	$–	$–	$373,143,197
Short-Term Investments:
Repurchase Agreements	–	1,375,000	–	1,375,000

Total	$373,143,197	$1,375,000	$–	$374,518,197

52

Small Cap Growth Opportunities	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$209,648,510	$–	$5,911	$209,654,421
Investments Purchased with Collateral from Securities Lending	3,251,214	–	–	3,251,214
Short-Term Investments:
Repurchase Agreements	–	1,954,381	–	1,954,381

Total	$212,899,724	$1,954,381	$5,911	$214,860,016

Small Cap Select	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$140,298,454	$–	$–	$140,298,454
Investments Purchased with Collateral from Securities Lending	828,730	–	–	828,730
Short-Term Investments:
Repurchase Agreements	–	1,758,551	–	1,758,551

Total	$141,127,184	$1,758,551	$–	$142,885,735

Small Cap Value	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$248,743,317	$–	$–	$248,743,317
Short-Term Investments:
Repurchase Agreements	–	1,777,185	–	1,777,185

Total	$248,743,317	$1,777,185	$–	$250,520,502

Small/Mid Cap Growth Opportunities	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$153,114,121	$–	$–	$153,114,121
Investments Purchased with Collateral from Securities Lending	2,764,866	–	–	2,764,866
Short-Term Investments:
Repurchase Agreements	–	1,733,320	–	1,733,320

Total	$155,878,987	$1,733,320	$–	$157,612,307

4. Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty

Dividend Value	Fixed Income Clearing Corporation	$3,707,154	$(3,781,540)

Large Cap Select	Fixed Income Clearing Corporation	25,000	(25,645)

Mid Cap Value 1	Fixed Income Clearing Corporation	1,375,000	(1,402,677)

Small Cap Growth Opportunities	Fixed Income Clearing Corporation	1,954,381	(1,993,715)

Small Cap Select	Fixed Income Clearing Corporation	1,758,551	(1,793,768)

Small Cap Value	Fixed Income Clearing Corporation	1,777,185	(1,813,086)

Small/Mid Cap Growth Opportunities	Fixed Income Clearing Corporation	1,733,320	(1,768,204)

Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

Notes to Financial Statements (continued)

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Cash Collateral Received*

Small Cap Growth Opportunities	$3,056,954	$3,251,214

Small Cap Select	807,826	828,730

Small/Mid Cap Growth Opportunities	2,688,648	2,764,866
*May include cash and investment of cash collateral.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales

Dividend Value	$1,411,402,971	$1,552,504,436

Large Cap Select	18,530,946	22,896,570

Mid Cap Value 1	41,809,833	86,560,369

Small Cap Growth Opportunities	86,697,052	95,156,496

Small Cap Select	60,461,666	47,556,727

Small Cap Value	26,447,879	184,056,677

Small/Mid Cap Growth Opportunities	126,718,541	139,530,062

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5. Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have

54

instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.  Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 4/30/25		Year Ended 10/31/24
Dividend Value	Shares	Amount	Shares	Amount
Subscriptions:
Class A	325,304	$4,733,105	572,319	$8,320,557
Class A - automatic conversion of Class C	82	1,111	168	2,474
Class C	33,255	498,478	27,453	380,250
Class R6	12,133,300	176,254,175	16,854,028	257,374,380
Class I	339,795	5,032,754	688,530	10,190,956
Total subscriptions	12,831,736	186,519,623	18,142,498	276,268,617
Reinvestments of distributions:
Class A	2,257,378	32,773,847	1,232,795	17,205,529
Class C	51,674	729,928	28,014	376,200
Class R6	14,821,302	221,468,675	8,699,807	125,348,401
Class I	1,672,210	24,728,744	1,020,199	14,519,774
Total reinvestments of distributions	18,802,564	279,701,194	10,980,815	157,449,904
Redemptions:
Class A	(2,394,080)	(34,452,247)	(3,373,772)	(48,942,526)
Class C	(62,351)	(876,278)	(196,341)	(2,779,980)
Class C - automatic conversion to Class A	(84)	(1,111)	(173)	(2,474)
Class R6	(17,779,757)	(271,347,615)	(34,705,615)	(521,546,646)
Class I	(2,221,559)	(32,823,789)	(4,436,815)	(65,562,505)
Total redemptions	(22,457,831)	(339,501,040)	(42,712,716)	(638,834,131)
Net increase (decrease)	9,176,469	$126,719,777	(13,589,403)	$(205,115,610)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Large Cap Select	Shares	Amount	Shares	Amount
Subscriptions:
Class A	20,855	$856,472	39,588	$1,527,867
Class A - automatic conversion of Class C	13	573	148	6,270
Class C	450	15,391	5,960	212,602
Class I	6,293	261,270	74,628	2,686,449
Total subscriptions	27,611	1,133,706	120,324	4,433,188
Reinvestments of distributions:
Class A	88,617	3,711,571	16,239	583,022
Class C	4,701	170,777	804	25,413
Class I	26,009	1,107,084	5,330	194,287
Total reinvestments of distributions	119,327	4,989,432	22,373	802,722
Redemptions:
Class A	(42,055)	(1,682,696)	(85,045)	(3,307,432)
Class C	(12,462)	(438,630)	(14,263)	(515,515)
Class C - automatic conversion to Class A	(15)	(573)	(167)	(6,270)
Class I	(75,174)	(3,006,696)	(54,656)	(2,202,668)
Total redemptions	(129,706)	(5,128,595)	(154,131)	(6,031,885)
Net increase (decrease)	17,232	$994,543	(11,434)	$(795,975)

Notes to Financial Statements (continued)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Mid Cap Value 1	Shares	Amount	Shares	Amount
Subscriptions:
Class A	45,490	$2,524,724	109,642	$5,837,095
Class C	1,924	106,217	4,142	202,775
Class R6	73,917	4,095,122	301,381	16,407,613
Class I	306,717	16,472,500	666,662	36,162,325
Total subscriptions	428,048	23,198,563	1,081,827	58,609,808
Reinvestments of distributions:
Class A	56,793	3,206,326	37,898	1,961,034
Class C	3,174	165,398	2,643	125,640
Class R6	40,783	2,322,470	22,652	1,185,733
Class I	285,053	16,187,589	208,877	10,888,682
Total reinvestments of distributions	385,803	21,881,783	272,070	14,161,089
Redemptions:
Class A	(104,104)	(5,713,549)	(252,208)	(13,450,023)
Class C	(22,508)	(1,173,230)	(35,218)	(1,723,320)
Class R6	(96,917)	(5,404,458)	(241,991)	(13,179,161)
Class I	(1,026,107)	(56,204,554)	(1,845,338)	(99,714,414)
Total redemptions	(1,249,636)	(68,495,791)	(2,374,755)	(128,066,918)
Net increase (decrease)	(435,785)	$(23,415,445)	(1,020,858)	$(55,296,021)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Small Cap Growth Opportunities	Shares	Amount	Shares	Amount
Subscriptions:
Class A	212,272	$5,440,881	330,498	$7,915,214
Class R6	19,912	697,961	74,719	2,425,626
Class I	339,143	10,912,583	796,503	25,394,413
Total subscriptions	571,327	17,051,425	1,201,720	35,735,253
Redemptions:
Class A	(265,321)	(6,666,836)	(489,758)	(11,751,385)
Class R6	(20,867)	(724,895)	(21,246)	(680,696)
Class I	(639,539)	(21,049,004)	(811,716)	(25,381,764)
Total redemptions	(925,727)	(28,440,735)	(1,322,720)	(37,813,845)
Net increase (decrease)	(354,400)	$(11,389,310)	(121,000)	$(2,078,592)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Small Cap Select	Shares	Amount	Shares	Amount
Subscriptions:
Class A	257,411	$2,670,055	276,562	$2,684,004
Class R6	28,908	415,339	57,850	797,219
Class I	1,985,650	29,529,077	3,213,598	47,003,044
Total subscriptions	2,271,969	32,614,471	3,548,010	50,484,267
Reinvestments of distributions:
Class A	153,105	1,691,372	—	—
Class R6	3,664	58,791	—	—
Class I	137,123	2,193,392	—	—
Total reinvestments of distributions	293,892	3,943,555	—	—
Redemptions:
Class A	(471,048)	(4,785,923)	(1,224,215)	(11,894,959)
Class R6	(30,936)	(486,045)	(266,645)	(3,680,632)
Class I	(842,381)	(12,601,844)	(1,366,605)	(18,453,149)
Total redemptions	(1,344,365)	(17,873,812)	(2,857,465)	(34,028,740)
Net increase (decrease)	1,221,496	$18,684,214	690,545	$16,455,527

56

	Six Months Ended 4/30/25		Year Ended 10/31/24
Small Cap Value	Shares	Amount	Shares	Amount
Subscriptions:
Class A	227,614	$7,066,579	397,344	$11,286,403
Class A - automatic conversion of Class C	1	16	—	—
Class C	6,861	179,153	13,764	315,947
Class R6	176,959	5,972,348	698,972	20,823,329
Class I	217,599	7,023,022	863,054	25,462,480
Total subscriptions	629,034	20,241,118	1,973,134	57,888,159
Reinvestments of distributions:
Class A	31,661	994,153	22,881	643,857
Class C	2,473	64,714	643	15,084
Class R6	5,838	191,435	49,598	1,456,201
Class I	57,390	1,869,761	71,129	2,076,968
Total reinvestments of distributions	97,362	3,120,063	144,251	4,192,110
Redemptions:
Class A	(352,726)	(10,958,270)	(950,474)	(27,279,931)
Class C	(164,170)	(4,276,921)	(275,466)	(6,458,050)
Class C - automatic conversion to Class A	(1)	(16)	—	—
Class R6	(4,027,730)	(141,101,523)	(1,345,599)	(39,346,228)
Class I	(646,284)	(21,147,581)	(4,451,890)	(126,368,325)
Total redemptions	(5,190,911)	(177,484,311)	(7,023,429)	(199,452,534)
Net increase (decrease)	(4,464,515)	$(154,123,130)	(4,906,044)	$(137,372,265)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Small/Mid Cap Growth Opportunities	Shares	Amount	Shares	Amount
Subscriptions:
Class A	121,894	$3,092,446	242,019	$5,796,258
Class R6	4,603	194,753	16,243	629,916
Class I	81,312	3,280,753	134,205	5,044,342
Total subscriptions	207,809	6,567,952	392,467	11,470,516
Redemptions:
Class A	(508,895)	(13,108,973)	(1,201,333)	(28,959,885)
Class R6	(4,895)	(198,282)	(23,783)	(902,819)
Class I	(188,043)	(7,705,364)	(473,011)	(17,227,706)
Total redemptions	(701,833)	(21,012,619)	(1,698,127)	(47,090,410)
Net increase (decrease)	(494,024)	$(14,444,667)	(1,305,660)	$(35,619,894)

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Notes to Financial Statements (continued)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Dividend Value	$2,607,969,157	$453,329,062	$(130,542,104)	$322,786,958

Large Cap Select	31,749,329	10,140,280	(1,721,229)	8,419,051

Mid Cap Value 1	294,035,950	97,874,922	(17,392,675)	80,482,247

Small Cap Growth Opportunities	185,085,885	46,501,294	(16,727,163)	29,774,131

Small Cap Select	127,831,796	26,225,648	(11,171,709)	15,053,939

Small Cap Value	212,757,011	68,093,073	(30,329,582)	37,763,491

Small/Mid Cap Growth Opportunities	158,110,072	17,428,643	(17,926,408)	(497,765)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

Dividend Value	$61,031,667	$199,057,310	$576,905,690	$(8,921,256)	$—	$(193,777)	$827,879,634

Large Cap Select	2,010,544	3,522,241	13,402,037	—	—	—	18,934,822

Mid Cap Value 1	4,570,162	17,809,951	130,392,734	—	—	(12,615)	152,760,232

Small Cap Growth Opportunities	—	—	49,344,376	(7,601,730)	(798,265)	—	40,944,381

Small Cap Select	169,739	3,745,674	29,885,673	—	—	(9,506)	33,791,580

Small Cap Value	2,381,152	—	86,980,959	(164,106,952)	—	(33,284)	(74,778,125)

Small/Mid Cap Growth Opportunities	—	—	35,969,026	(13,588,332)	(1,005,473)	(33,680)	21,341,541

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

Dividend Value[1]	$8,921,256	$—	$8,921,256

Large Cap Select	—	—	—

Mid Cap Value 1	—	—	—

Small Cap Growth Opportunities	7,601,730	—	7,601,730

Small Cap Select	—	—	—

Small Cap Value	83,928,062	80,178,890	164,106,952

Small/Mid Cap Growth Opportunities	13,588,332	—	13,588,332

[1]	A portion of Dividend Value’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

58

Average Daily Net Assets	Dividend Value	Large Cap Select	Mid Cap Value 1	Small Cap Growth Opportunities	Small Cap Select	Small Cap Value	Small/Mid Cap Growth Opportunities
For the first $125 million	0.5000%	0.5000%	0.6000%	0.6500%	0.6500%	0.6500%	0.6000%
For the next $125 million	0.4875	0.4875	0.5875	0.6375	0.6375	0.6375	0.5875
For the next $250 million	0.4750	0.4750	0.5750	0.6250	0.6250	0.6250	0.5750
For the next $500 million	0.4625	0.4625	0.5625	0.6125	0.6125	0.6125	0.5625
For the next $1 billion	0.4500	0.4500	0.5500	0.6000	0.6000	0.6000	0.5500
For the next $3 billion	0.4250	0.4250	0.5250	0.5750	0.5750	0.5750	0.5250
For the next $2.5 billion	0.4000	0.4000	0.5000	0.5500	0.5500	0.5500	0.5000
For the next $2.5 billion	0.3875	0.3875	0.4875	0.5375	0.5375	0.5375	0.4875
For net assets over $10 billion	0.3750	0.3750	0.4750	0.5250	0.5250	0.5250	0.4750

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of April 30, 2025, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee

Dividend Value	0.1585%

Large Cap Select	0.1585%

Mid Cap Value 1	0.1585%

Small Cap Growth Opportunities	0.1585%

Small Cap Select	0.1585%

Small Cap Value	0.1585%

Small/Mid Cap Growth Opportunities	0.1585%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with approval of shareholders of each Fund.

Notes to Financial Statements (continued)

Fund	Expense Cap	Expense Cap Expiration Date
Dividend Value	0.74%	July 31, 2027
Large Cap Select	0.80	July 31, 2027
Mid Cap Value 1	0.92	July 31, 2027
Small Cap Growth Opportunities	0.99	July 31, 2027
Small Cap Select	0.99	July 31, 2027
Small Cap Value	0.99	July 31, 2027
Small/Mid Cap Growth Opportunities	0.92	July 31, 2027

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in “Affiliated income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Amount

Dividend Value	$873,283

Large Cap Select	8,758

Mid Cap Value 1	73,747

Small Cap Growth Opportunities	140,244

Small Cap Select	100,518

Small Cap Value	90,052

Small/Mid Cap Growth Opportunities	151,130

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engage in cross-trades pursuant to these procedures.

Fund	Purchases	Sales	Realized Gain (Loss)

Dividend Value	$21,964,675	$12,868,306	$490,024

Large Cap Select	109,336	141,733	11,440

Mid Cap Value 1	—	—	—

Small Cap Growth Opportunities	1,303,502	—	—

Small Cap Select	—	—	—

Small Cap Value	—	—	—

Small/Mid Cap Growth Opportunities	4,658,032	8,082,929	2,822,453

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

60

Fund	Sales Charges Collected	Paid to Financial Intermediaries

Dividend Value	$42,793	$37,892

Large Cap Select	4,388	3,887

Mid Cap Value 1	7,965	6,991

Small Cap Growth Opportunities	20,716	18,036

Small Cap Select	6,633	5,804

Small Cap Value	5,636	5,112

Small/Mid Cap Growth Opportunities	10,227	8,985

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances

Dividend Value	$1,351

Large Cap Select	181

Mid Cap Value 1	485

Small Cap Growth Opportunities	100

Small Cap Select	26

Small Cap Value	2,805

Small/Mid Cap Growth Opportunities	44

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained

Dividend Value	$515

Large Cap Select	235

Mid Cap Value 1	654

Small Cap Growth Opportunities	—

Small Cap Select	—

Small Cap Value	2,447

Small/Mid Cap Growth Opportunities	—

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained

Dividend Value	$—

Large Cap Select	1,661

Mid Cap Value 1	6

Small Cap Growth Opportunities	—

Small Cap Select	—

Small Cap Value	104

Small/Mid Cap Growth Opportunities	11

Notes to Financial Statements (continued)

As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:

Dividend Value
Nuveen Lifecycle Retirement Income Fund	—%*
Nuveen Lifecycle 2010 Fund	1
Nuveen Lifecycle 2015 Fund	1
Nuveen Lifecycle 2020 Fund	3
Nuveen Lifecycle 2025 Fund	5
Nuveen Lifecycle 2030 Fund	8
Nuveen Lifecycle 2035 Fund	10
Nuveen Lifecycle 2040 Fund	14
Nuveen Lifecycle 2045 Fund	12
Nuveen Lifecycle 2050 Fund	10
Nuveen Lifecycle 2055 Fund	5
Nuveen Lifecycle 2060 Fund	2
Nuveen Lifecycle 2065 Fund	—*
Nuveen Lifestyle Aggressive Growth Fund	1
Nuveen Lifestyle Conservative Fund	—*
Nuveen Lifestyle Growth Fund	1
Nuveen Lifestyle Income Fund	—*
Nuveen Lifestyle Moderate Fund	1
Nuveen Managed Allocation Fund	2

* Rounds to less than 1%

9.  Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

Dividend Value	$—

Large Cap Select	2,597

Mid Cap Value 1	—

Small Cap Growth Opportunities	—

Small Cap Select	—

Small Cap Value	—

Small/Mid Cap Growth Opportunities	—

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average interest rate on the Borrowings were as follows:

62

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

Dividend Value	—	$—	—%

Large Cap Select	2	2,597	5.53

Mid Cap Value 1	—	—	—

Small Cap Growth Opportunities	—	—	—

Small Cap Select	—	—	—

Small Cap Value	—	—	—

Small/Mid Cap Growth Opportunities	—	—	—

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

10. Subsequent Events

Fund Name Changes: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 to Nuveen Mid Cap Value Opportunities Fund.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The special meeting of shareholders was held virtually on January 9, 2025 for Nuveen Mid Cap Value 1 Fund (the “Fund”). At the meeting, shareholders were asked to approve the proposed reorganization of the Fund into Nuveen Mid Cap Value Fund, a series of TIAA-CREF Funds, that was previously approved by the Board of Directors of the Fund in September 2024. The meeting was subsequently adjourned to February 10, 2025, and additionally adjourned to March 5, 2025. At the meeting held on March 5, 2025, shareholders of the Fund did not approve the proposed reorganization.

The Vote totals are set forth below. There were no broker non-votes.

The vote results in the reorganization of Nuveen Mid Cap Value 1 Fund were as follows:	Nuveen Mid Cap Value 1 Fund
Votes For	3,687,338
Votes Withheld	158,630
Votes Abstained	203,491
Total	4,049,460

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors (all of whom are independent) by each Fund is reported as “Directors fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Dividend Value Fund

Nuveen Large Cap Select Fund

Nuveen Mid Cap Value 1 Fund

Nuveen Small Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Nuveen Small/Mid Cap Growth Opportunities Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of Nuveen Investment Funds, Inc. approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/ or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Dividend Value Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Large Cap Select Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and third quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Mid Cap Value 1 Fund (formerly, Nuveen Mid Cap Value Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2024, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and second quartile for the five-year period ended December 31, 2024. In its review, the Board also approved a name change for the Fund to Nuveen Mid Cap Value Opportunities Fund and related investment policy changes effective July 1, 2025. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Small Cap Growth Opportunities Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Small Cap Select Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. The Fund also ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024 and second quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Small/Mid Cap Growth Opportunities Fund (formerly, Nuveen Mid Cap Growth Opportunities Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for such periods. The Board further considered that effective February 28, 2025, the Fund changed its name and certain investment strategies, and performance prior to such date would not reflect the foregoing changes. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including management’s discussion of performance and changes to investment strategies for the Fund, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

4

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Dividend Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate matched the Expense Group median, and the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen Large Cap Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. Although the Fund’s contractual management fee rate and net total expense ratio were above the Expense Universe median, the Fund’s actual management fee rate was below the Expense Universe median.

•

For Nuveen Mid Cap Value 1 Fund (formerly, Nuveen Mid Cap Value Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s net total expense ratio was above the Expense Universe median, the Fund’s contractual management fee rate matched the Expense Universe median, and actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Small Cap Growth Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and the Fund’s net total expense ratio was approximately the same as the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were each also below the Expense Universe median, and the Fund’s net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Small Cap Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median, and net management fee rate was below the Expense Universe median.

•

For Nuveen Small/Mid Cap Growth Opportunities Fund (formerly, Nuveen Mid Cap Growth Opportunities Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate was essentially the same as the Expense Group median, the actual management fee was below the Expense Group median, and net total expense ratio was slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were also each below the Expense Universe median, and the Fund’s net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

6

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: July 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: July 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)